Regan Total Return Income Fund
Schedule of Investments
June 30, 2023 (Unaudited)

	Principal
	Amount	Value
ASSET BACKED SECURITIES ― 22.0%
Ace Securities Corp.
Series 2004-RM2, Class M3, 6.020% (1 Month LIBOR USD + 0.870%), 01-25-2035 (2)(a)	$544	$529
Series 2006-ASL1, Class A, 5.430% (1 Month USD LIBOR + 0.280%), 02-25-2036 (2)	284,851	35,151
Series 2006-HE4, Class A2B, 5.370% (1 Month LIBOR USD + 0.220%), 10-25-2036 (2)	2,228,810	831,567
Series 2006-ASP5, Class A2D, 5.670% (1 Month LIBOR USD + 0.520%), 10-25-2036 (2)	1,975,313	674,149
Series 2006-ASP6, Class A2D, 5.590% (1 Month LIBOR USD + 0.440%), 12-26-2036 (2)	2,694,143	945,468
Series 2007-D1, Class A4, 6.930%, 02-25-2038 (3)(4)	702,653	551,530
Aegis Asset Backed Securities Trust
Series 2004-2, Class M3, 7.550% (1 Month LIBOR USD + 2.400%), 06-26-2034 (2)	154,448	131,899
American Home Mortgage Investment Trust
Series 2007-A, Class 4A, 6.050% (1 Month USD LIBOR + 0.900%), 07-25-2046 (2)(3)	112,837	29,580
Angel Oak Mortgage Trust
Series 2021-4, Class A1, 1.035%, 01-20-2065 (1)(3)	2,778,284	2,201,670
Series 2020-5, Class A1, 1.373%, 05-25-2065 (1)(3)	17,500	15,945
Series 2021-3, Class A1, 1.068%, 05-25-2066 (1)(3)	5,341,083	4,334,276
Series 2021-5, Class A1, 0.951%, 07-25-2066 (1)(3)	1,274,001	1,033,807
Series 2021-8, Class A1, 1.820%, 11-25-2066 (1)(3)	848,440	705,562
Argent Securities Inc.
Series 2006-W4, Class A2D, 5.690% (1 Month USD LIBOR + 0.540%), 05-25-2036 (2)	283,609	68,380
Series 2006-W5, Class A2B, 5.350% (1 Month LIBOR USD + 0.200%), 06-25-2036 (2)	314,457	85,605
Banc of America Funding Corporation
Series 2016-R2, Class 1A2, 8.405%, 05-02-2033 (1)(3)	1,639,007	1,632,133
BankAmerica Manufactured Housing Contract Trust
Series 1997-1, Class B1, 6.940%, 09-25-2023	600,000	142,192
Series 1998-2, Class B1, 7.328%, 12-10-2025 (1)	2,177,312	413,653
Bayview Financial AcqusitionTrust
Series 2006-C, Class 2A3, 5.613% (1 Month LIBOR USD + 0.435%), 11-28-2036 (2)	1,113,721	948,256
Bear Stearns Asset Backed Securities Trust
Series 2004-HE7, Class M2, 6.875% (1 Month LIBOR USD + 1.725%), 08-25-2034 (2)(a)	21,022	17,910
Series 2007-SD1, Class 22A1, 3.945%, 10-25-2036 (1)	889,470	402,686
CDC Mortgage Capital Trust
Series 2002-HE1, Class A, 5.770% (1 Month LIBOR USD + 0.620%), 01-25-2033 (2)	7,396	7,291
Series 2004-HE1, Class M1, 6.005% (1 Month LIBOR USD + 0.855%), 06-25-2034 (2)	221,011	251,676
Chase Funding Mortgage Loan Asset-Backed
Series 2003-5, Class 1M2, 5.641%, 09-25-2032 (1)	84,730	70,185
Series 2004-1, Class 1A7, 4.985%, 11-25-2033 (4)	25,571	24,700
Chec Loan trust
Series 2004-2, Class M3, 7.025% (1 Month USD LIBOR + 1.875%), 04-25-2034 (2)	457,071	455,901
Citigroup Mortgage Loan Trust Inc.
Series 2004-CB7, Class AF5, 3.710%, 10-25-2034 (4)(a)	27,739	24,202
Series 2014-12, Class 2A5, 3.126%, 02-25-2037 (1)(3)	2,438,989	1,788,741
COLT Mortgage Loan Trust
Series 2021-1R, Class A2, 1.165%, 05-25-2065 (1)(3)	2,710,245	2,227,918
Series 2021-1, Class A1, 0.910%, 06-25-2066 (1)(3)	434,784	344,236
Conseco Finance Corp.
Series 1995-5, Class B2, 7.650%, 09-15-2026 (1)	3,859,471	317,651
Conseco Finance Securitizations Corp.
Series 1999-6, Class A1, 7.360%, 06-01-2030 (1)(3)	8,618,226	3,051,495
Series 2000-4, Class A6, 8.310%, 05-01-2032 (1)	660,851	130,636
Series 2002-1, Class M2, 9.546%, 12-01-2032 (1)	1,951,594	1,864,948
Series 2002-2, Class M2, 9.163%, 03-01-2033 (1)	1,685,394	1,536,800
Conseco Financial Corp.
Series 1996-8, Class B1, 7.950%, 11-15-2026 (1)	1,711,771	1,616,380
Series 1996-6, Class B1, 8.000%, 09-15-2027 (1)	1,355,179	1,271,553
Series 1997-4, Class M1, 7.220%, 02-15-2029 (1)	125,936	124,488
Series 1997-5, Class B1, 6.970%, 05-15-2029 (1)	783,804	727,598
Series 1998-8, Class M1, 6.980%, 09-01-2029 (1)	3,231,203	2,908,374
Series 1999-4, Class A7, 7.410%, 01-01-2030	2,341,688	972,489
Series 1998-3, Class M1, 6.860%, 03-01-2030 (1)	2,330,117	2,150,483
Series 1999-5, Class A6, 7.500%, 03-01-2030 (1)	5,045,807	1,931,033
Countrywide Asset-Backed Certificates
Series 2006-1, Class AF6, 5.526%, 05-25-2036 (1)	32,885	30,809
Series 2007-SEA2, Class 2A1, 6.650% (1 Month LIBOR USD + 1.500%), 07-25-2037 (2)(3)	3,619,917	2,507,564
Series 2006-15, Class A6, 5.826%, 08-25-2046 (1)	137,514	135,560
Series 2006-9, Class 1AF6, 5.989%, 08-25-2046 (1)	156,189	151,205
Credit Suisse Mortgage Trust
Series 2007-1, Class 1A6A, 5.863%, 02-25-2037 (1)	1,329,627	308,098
Series 2007-1, Class 5A4, 6.000%, 02-25-2037	508,341	303,315
Series 2007-1, Class 5A13, 6.000%, 02-25-2037	1,707,031	1,008,279
Series 2007-1, Class 5A14, 6.000%, 02-25-2037	914,206	540,396
Series 2015-1R, Class 6A1, 4.152% (1 Month USD LIBOR + 0.280%), 05-28-2037 (2)(3)(a)	176,026	169,478
Series 2021-AFC1, Class A1, 0.830%, 03-25-2056 (1)(3)	57,675	43,851
Series 2020-RPL4, Class A1, 2.000%, 01-25-2060 (1)(3)	404,943	347,595
Series 2021-NQM4, Class A1, 1.101%, 05-25-2066 (1)(3)	896,409	719,379
Series 2021-NQM6, Class A1, 1.174%, 07-25-2066 (1)(3)	2,275,216	1,793,211
Series 2021-NQM7, Class A3, 2.064%, 10-25-2066 (1)(3)	226,412	182,695
Credit-Based Asset Servicing and Securitization
Series 2006-CB8, Class A1, 5.430% (1 Month USD LIBOR + 0.280%), 10-25-2036 (2)	81,384	69,564
Series 2007-RP1, Class A, 5.448% (1 Month USD LIBOR + 0.310%), 04-25-2037 (2)(3)	120,091	101,164
Ellington Financial Mortgage Trust
Series 2021-1, Class A3, 1.106%, 02-25-2066 (1)(3)	429,444	349,106
Series 2021-2, Class A1, 0.931%, 06-25-2066 (1)(3)	1,305,321	1,031,895
First Horizon Alternative Mortgage Securities
Series 2006-AA8, Class 2A1, 4.767%, 01-25-2037 (1)	236,729	137,078
Fremont Home Loan Trust
Series 2004-C, Class M2, 6.200% (1 Month USD LIBOR + 1.050%), 08-25-2034 (2)	186,438	185,729
Series 2006-B, Class 2A2, 5.350% (1 Month USD LIBOR + 0.200%), 08-25-2036 (2)	79,083	25,930
Series 2006-3, Class 1A1, 5.430% (1 Month USD LIBOR + 0.280%), 02-25-2037 (2)	61,334	46,878
GCAT
Series 2021-NQM1, Class A1, 0.874%, 01-25-2066 (1)(3)	49,649	41,271
Series 2021-NQM2, Class A3, 1.499%, 05-25-2066 (1)(3)	1,411,480	1,147,205
Series 2021-NQM6, Class A1, 1.855%, 08-25-2066 (1)(3)	813,231	675,990
Series 2021-NQM7, Class A1, 1.915%, 08-25-2066 (1)(3)	2,356,075	2,007,342
GMAC Mortgage Corporation Loan Trust
Series 2007-HE3, Class 2A1, 7.000%, 09-25-2037 (1)	162,703	143,220
Greenpoint Manufactured Housing
Series 1999-5, Class M1B, 8.290%, 12-15-2029 (1)	15,564	15,440
Series 1999-5, Class M2, 9.230%, 12-15-2029 (1)	55,720	48,531
Series 2000-3, Class IA, 8.450%, 06-20-2031 (1)	2,242,067	1,093,546
GS Mortgage Securities Corp.
Series 2015-7R, Class A, 5.320% (1 Month USD LIBOR + 0.150%), 09-28-2037 (2)(3)	4,410	4,394
GSAMP Trust
Series 2006-S1, Class A1, 5.430% (1 Month USD LIBOR + 0.280%), 11-25-2035 (2)	6,519,307	645,876
Series 2006-S5, Class A1, 1.804% (1 Month LIBOR USD + 0.180%), 09-25-2036 (2)	18,568,099	226,349
Series 2006-S5, Class A2, 6.158%, 09-25-2036 (4)	6,186,692	87,759
GSR Mortgage Loan Trust
Series 2003-SEA, Class A1, 5.950% (1 Month LIBOR USD + 0.800%), 02-25-2033 (2)	56,180	54,456
GSRPM Mortgage Loan Trust
Series 2004-1, Class B1, 8.900% (1 Month LIBOR USD + 3.750%), 09-25-2042 (2)(3)	30,956	30,816
Home Equity Asset Trust
Series 2002-2, Class A3, 5.730% (1 Month USD LIBOR + 0.580%), 12-27-2032 (2)	94,405	85,231
HSI Asset Securitization Corporation Trust
Series 2007-HE2, Class 2A1, 5.260% (1 Month USD LIBOR + 0.110%), 04-27-2037 (2)	177,813	88,673
Imperial Fund Mortgage Trust
Series 2021-NQM2, Class A1, 1.073%, 09-25-2056 (1)(3)	72,279	57,028
Series 2021-NQM2, Class A3, 1.516%, 09-25-2056 (1)(3)	289,358	221,048
Series 2021-NQM3, Class A1, 1.595%, 11-25-2056 (1)(3)	591,853	485,053
Series 2022-NQM6, Class A1, 6.819%, 10-25-2067 (3)(4)	36,952	36,872
IndyMac Residential Asset Backed Trust
Series 2005-A M5, Class M5, 6.275% (1 Month LIBOR USD + 1.125%), 03-25-2035 (2)	120,620	120,229
Series 2006-C, Class 2A, 5.410% (1 Month USD LIBOR + 0.260%), 08-25-2036 (2)	70,609	66,044
Series 2007-A, Class 2A2, 5.340% (1 Month USD LIBOR + 0.190%), 04-25-2037 (2)(a)	32,339	19,565
Series 2007-A, Class 1A, 5.370% (1 Month LIBOR USD + 0.220%), 04-25-2037 (2)	297,410	219,955
Series 2007-A, Class 2A4B, 5.600% (1 Month LIBOR USD + 0.450%), 04-25-2037 (2)	3,710,580	1,424,380
Lehman ABS Manufactured Housing Contract Trust
Series 2001-B, Class M2, 7.170%, 04-15-2040 (1)	2,814,777	2,002,955
Long Beach Mortgage Loan Trust
Series 2004-2, Class A1, 5.590% (1 Month LIBOR USD + 0.440%), 06-25-2034 (2)	358,510	338,925
Series 2006-A, Class A1, 5.330% (1 Month USD LIBOR + 0.180%), 05-25-2036 (2)	978,569	21,570
MASTR Asset Backed Securities Trust
Series 2002-NC1, Class M4, 8.750% (1 Month LIBOR USD + 3.600%), 10-25-2032 (2)	1,407,262	1,200,643
Series 2006-FRE2, Class A5, 5.630% (1 Month USD LIBOR + 0.480%), 03-25-2036 (2)	250,990	152,304
Series 2006-AM2, Class A3, 5.490% (1 Month LIBOR USD + 0.340%), 06-25-2036 (2)	582,640	505,857
MASTR Specialized Loan Trust
Series 2007-01, Class A, 5.520% (1 Month LIBOR USD + 0.370%), 01-25-2037 (2)(3)	642,276	255,928
Merrill Lynch Mortgage Investors Trust
Series 2006-RM3, Class A1B, 5.530% (1 Month USD LIBOR + 0.380%), 06-25-2037 (2)	5,939,596	235,423
Metlife Securitization Trust
Series 2020-INV1, Class A2A, 2.500%, 05-25-2050 (1)(3)	33,819	27,607
MFRA Trust
Series 2021-INV1, Class A2, 1.057%, 01-25-2056 (1)(3)	286,458	251,020
Series 2020-NQM2, Class A3, 1.947%, 04-25-2065 (1)(3)	91,945	82,720
Morgan Stanley Capital Inc.
Series 2003-NC8, Class B1, 10.550% (1 Month USD LIBOR + 5.400%), 09-25-2033 (2)	119,173	113,348
Series 2005-HE1, Class M2, 5.855% (1 Month LIBOR USD + 0.705%), 12-25-2034 (2)	272,654	244,446
Series 2004-WMC3, Class M3, 6.020% (1 Month USD LIBOR + 0.870%), 01-25-2035 (2)	132,967	143,098
Series 2006-HE6, Class A2FP, 5.270% (1 Month LIBOR USD + 0.120%), 09-25-2036 (2)(a)	163,047	52,175
Series 2007-HE1, Class A2C, 5.300% (1 Month LIBOR USD + 0.150%), 11-25-2036 (2)	543,351	294,732
Morgan Stanley Mortgage Loan Trust
Series 2007-1XS, Class 2A4A, 6.584%, 09-25-2046 (4)	5,849,442	1,645,450
New Century Home Equity Loan Trust
Series 2004-4, Class M2, 5.945% (1 Month LIBOR USD + 0.795%), 02-25-2035 (2)(a)	97,771	85,599
New Residential Mortgage Loan Trust
Series 2021-NQM3, Class A1, 1.156%, 11-25-2056 (1)(3)	139,437	112,528
Series 2021-NQM3, Class A3, 1.516%, 11-25-2056 (1)(3)	360,435	289,338
Series 2022-NQM1, Class A1, 2.277%, 04-25-2061 (1)(3)	1,730,530	1,434,689
Nomura Home Equity Loan Inc
Series 2006-AF1, Class A1, 6.532%, 10-25-2036 (4)	1,463,675	341,612
Nomura Resecuritization Trust
Series 2015-10R, Class 1A2, 4.972%, 12-25-2036 (1)(3)	1,252,081	978,184
Novastar Home Equity Loan
Series 2006-3, Class A2C, 5.470% (1 Month LIBOR USD + 0.320%), 10-25-2036 (2)	1,809,354	966,559
Series 2006-5, Class A2B, 5.390% (1 Month USD LIBOR + 0.240%), 11-25-2036 (2)	994,040	303,268
Oakwood Mortgage Investors, Inc.
Series 2001-D, Class A2, 5.260%, 12-15-2024 (1)	1,132,218	507,924
Series 1997-A, Class B1, 7.450%, 05-15-2027 (1)	78,407	76,896
Series 2001-D, Class A4, 6.930%, 09-15-2031 (1)	2,125,530	1,150,108
Series 2002-C, Class M1, 6.890%, 11-15-2032 (1)	1,302,426	1,250,963
Option One Mortgage Loan Trust
Series 2006-3, Class 1A1, 5.290% (1 Month LIBOR USD + 0.140%), 02-25-2037 (2)	984,903	640,126
Series 2005-QS11, Class 1A1, 5.820%, 03-25-2037 (4)	361,642	314,781
OWNIT Mortgage Loan Asset-Backed Certificates
Series 2006-6, Class A2C, 5.470% (1 Month USD LIBOR + 0.320%), 09-25-2037 (2)	1,526,735	730,711
RBSSP Resecuritization Trust
Series 2010-9, Class 7A6, 6.000%, 05-27-2037 (1)(3)	1,026,395	504,349
Renaissance Home Equity Loan Trust
Series 2003-4, Class M2F, 6.244%, 03-25-2034 (4)	216,324	192,298
Series 2004-1, Class M4, 7.850% (1 Month USD LIBOR + 2.700%), 05-25-2034 (2)	239,243	142,461
Series 2004-2, Class M1, 6.414%, 07-25-2034 (4)	392,472	336,592
Residential Asset Securitization Trust
Series 2005-KS10, Class M2, 5.810% (1 Month LIBOR USD + 0.660%), 11-25-2035 (2)	26,342	26,138
Residential Funding Mortgage Securities II
Series 2006-HI5, Class A4, 6.200%, 12-25-2036 (4)	8,137,043	1,740,973
ResMAE Mortgage Loan Trust
Series 2006-1, Class A2B, 5.450% (1 Month LIBOR USD + 0.300%), 02-25-2036 (2)(3)	2,960,726	1,013,168
Series 2006-1, Class A2C, 5.550% (1 Month LIBOR USD + 0.400%), 02-25-2036 (2)(3)	5,826,177	1,994,438
Securitized Asset Backed Receivables LLC Trust
Series 2006-HE1, Class A2B, 5.330% (1 Month LIBOR USD + 0.180%), 07-25-2036 (2)(a)	97,691	25,595
Series 2006-FR4, Class A2A, 5.310% (1 Month LIBOR USD + 0.160%), 08-25-2036 (2)	363,083	114,379
Series 2006-WM2, Class A2B, 5.270% (1 Month LIBOR USD + 0.120%), 09-25-2036 (2)	619,104	417,196
Security National Mortgage Loan Trust
Series 2006-3A, Class A3, 6.330%, 01-25-2037 (1)(3)	332,623	146,302
Specialty Underwriting & Residential Finance
Series 2006-BC3, Class A2C, 5.450% (1 Month LIBOR USD + 0.300%), 06-25-2037 (2)	85,152	48,492
Starwood Mortgage Residential Trust
Series 2021-3, Class A1, 1.127%, 06-25-2056 (1)(3)	103,371	82,535
Structured Asset Securities Corporation
Series 2006-S3, Class A1, 5.410% (1 Month USD LIBOR + 0.260%), 09-25-2036 (2)	1,015,848	327,279
Toorak Mortgage Corp.
Series 2021-INV1, Class A1, 1.153%, 07-25-2056 (1)(3)	61,605	51,256
Series 2022-INV1, Class A1, 2.577%, 02-25-2057 (1)(3)	85,451	74,276
Towd Point Mortgage Trust
Series 2020-4, Class A2, 2.500%, 10-25-2060 (3)	705,000	548,941
Series 2021-SJ2, Class A1A, 2.250%, 12-25-2061 (1)(3)	349,660	317,673
Series 2021-SJ1, Class A1, 2.250%, 07-25-2068 (1)(3)	670,062	619,626
UCFC Manufactured Housing Contract
Series 1996-1, Class M, 7.900%, 01-15-2028 (1)	25,339	22,264
Verus Securitization Trust
Series 2021-2, Class A1, 1.031%, 02-25-2066 (1)(3)	43,410	36,266
Series 2021-2, Class A2, 1.288%, 02-25-2066 (1)(3)	349,260	289,395
Series 2021-4, Class A1, 0.938%, 07-25-2066 (1)(3)	67,630	52,821
Series 2021-6, Class A1, 1.630%, 10-25-2066 (1)(3)	4,577,092	3,753,672
Series 2021-8, Class A2, 2.286%, 11-25-2066 (1)(3)	400,695	328,653
Washington Mutual Asset-Backed Certificates
Series 2007-HE1, Class 2A1, 5.210% (1 Month USD LIBOR + 0.060%), 11-25-2036 (2)	1,530,785	539,960
Series 2007-HE4, Class 2A2, 5.280% (1 Month USD LIBOR + 0.130%), 07-25-2047 (2)	315,024	179,468

TOTAL ASSET BACKED SECURITIES
(Cost $111,874,260)		88,913,731

MORTGAGE BACKED SECURITIES ― NON AGENCY ― 49.3%
Adjustable Rate Mortgage Trust
Series 2004-4, Class 3A1, 4.267%, 03-25-2035 (1)(a)	36,817	34,516
Series 2005-5, Class 2A1, 4.395%, 09-25-2035 (1)(a)	49,752	39,204
Series 2005-6A, Class 2A1, 5.770% (1 Month LIBOR USD + 0.620%), 11-25-2035 (2)	81,923	28,378
Series 2005-10, Class 1A1, 4.521%, 01-25-2036 (1)	115,441	106,162
Series 2006-1, Class 1A1, 3.821%, 03-25-2036 (1)	77,298	65,737
Agate Bay Mortgage Trust
Series 2015-4, Class A5, 3.000%, 06-25-2045 (1)(3)(a)	358,012	333,846
Series 2015-6, Class A3, 3.500%, 09-25-2045 (1)(3)	394,129	350,697
American Home Mortgage Assets
Series 2007-3, Class 11A1, 5.570% (1 Month USD LIBOR + 0.420%), 06-25-2037 (2)	171,421	159,062
Series 2006-2, Class 1A1, 4.936% (12 Month US Treasury Average + 0.960%), 09-25-2046 (2)	523,544	449,206
American Home Mortgage Investment Trust
Series 2004-3, Class MH1, 3.759% (1 Month LIBOR USD + 0.900%), 10-25-2034 (2)	80,283	71,074
Series 2007-2, Class 11A1, 5.610% (1 Month USD LIBOR + 0.460%), 03-25-2047 (2)	947,236	373,976
Series 2007-2, Class 12A1, 5.690% (1 Month LIBOR USD + 0.540%), 03-25-2047 (2)	1,055,010	402,062
Series 2007-1, Class GIOP, 2.078%, 05-25-2047	5,701,144	756,226
Series 2007-1, Class GA1A, 5.310% (1 Month LIBOR USD + 0.160%), 05-25-2047 (2)	2,698,447	1,817,591
Angel Oak Mortgage Trust
Series 2019-6, Class A1, 2.620%, 11-25-2059 (1)(3)	2,897,530	2,741,244
Series 2020-4, Class A1, 1.469%, 05-25-2065 (1)(3)	1,125,944	1,031,835
ASG Resecuritization Trust
Series 2011-2, Class M52, 5.750%, 02-28-2036 (3)	783,679	706,770
Banc of America Alternative Loan Trust
Series 2007-1, Class 1A1, 3.929%, 04-25-2028 (1)(a)	319,798	250,242
Series 2005-10, Class 1CB1, 5.500% (1 Month LIBOR USD + 0.400%), 11-25-2035 (2)	582,891	482,765
Series 2005-11, Class 1CB5, 5.500%, 12-25-2035	212,066	183,829
Series 2006-7, Class A4, 6.498%, 10-25-2036 (4)	848,342	242,426
Series 2007-2, Class 1A1, 5.500%, 06-25-2037	722,721	607,769
Series 2006-5, Class CB7, 6.000%, 06-25-2046	246,062	215,251
Banc of America Funding Corporation
Series 2004-2, Class 1CB1, 5.750%, 09-20-2034	283,108	277,774
Series 2005-1, Class 1A6, 5.500%, 02-25-2035 (a)	34,452	30,318
Series 2005-B, Class 2A1, 4.019%, 04-20-2035 (1)	47,654	42,346
Series 2005-E, Class 8A1, 5.406% (12 Month US Treasury Average + 1.430%), 06-20-2035 (2)	1,028,557	748,841
Series 2005-3, Class 1A10, 5.250%, 06-25-2035	306,686	270,396
Series 2005-6, Class 1A3, 5.750%, 10-25-2035	1,266,042	995,973
Series 2005-6, Class 1A8, 6.000%, 10-25-2035	362,245	289,645
Series 2005-8, Class 1A1, 5.500%, 01-25-2036	255,034	206,624
Series 2006-G, Class 3A3, 7.480% (12 Month LIBOR USD + 1.750%), 07-20-2036 (2)	19,913	19,470
Series 2006-4, Class A11, 6.000%, 07-25-2036	229,552	157,111
Series 2007-4, Class 3A1, 5.520% (1 Month USD LIBOR + 0.370%), 06-25-2037 (2)	165,609	129,000
Series 2008-R4, Class 1A4, 5.588% (1 Month LIBOR USD + 0.450%), 07-25-2037 (2)(3)(a)	309,538	187,271
Series 2007-8, Class 4A1, 6.000%, 08-25-2037 (a)	86,776	62,045
Series 2007-C, Class 7A4, 5.597% (1 Month LIBOR USD + 0.440%), 05-20-2047 (2)(a)	293,302	240,507
Banc of America Mortgage Securities
Series 2003-H, Class 2A2, 4.617%, 09-25-2033 (1)	857,874	800,778
Series 2005-3, Class 2A3, 5.500%, 03-25-2035	624,373	537,704
Series 2005-E, Class 3A1, 4.744%, 06-25-2035 (1)	225,881	197,645
Series 2005-F, Class 2A2, 4.370%, 07-25-2035 (1)	233,068	212,806
Series 2005-8, Class A12, 5.500%, 09-25-2035	1,148,410	985,814
Series 2005-J, Class 2A1, 3.902%, 11-25-2035 (1)	50,510	44,832
Series 2007-2, Class A7, 5.500%, 05-25-2037	77,923	58,978
Series 2007-3, Class 1A1, 6.000%, 09-25-2037	467,446	403,515
Series 2006-2, Class A3, 5.750% (1 Month LIBOR USD + 0.600%), 07-25-2046 (2)	861,935	669,841
Series 2006-2, Class A2, 6.000% (1 Month LIBOR USD + 6.000%), 07-25-2046 (2)	279,706	236,915
Bayview Commercial Asset Trust
Series 2005-3, Class B2, 6.780% (1 Month LIBOR USD + 2.445%), 11-25-2035 (2)(3)	274,712	256,986
Series 2006-1A, Class B1, 6.725% (1 Month USD LIBOR + 1.575%), 04-25-2036 (2)(3)	184,170	167,548
BCAP LLC Trust
Series 2008-IND2, Class A2, 3.489%, 04-25-2038 (1)	968,874	741,854
Bear Stearns Adjustable Rate Mortgage Trust
Series 2003-4, Class 3A1, 5.320%, 07-25-2033 (1)(a)	63,850	56,507
Series 2003-6, Class 1B1, 4.815%, 08-25-2033 (1)	219,951	172,890
Series 2006-4, Class 2A1, 3.927%, 10-25-2036 (1)(a)	160,393	119,894
Series 2007-2, Class 4A1, 6.180% (1 Year CMT Rate + 2.200%), 12-25-2046 (2)	915,468	774,228
Bear Stearns Alt-A Trust
Series 2004-5, Class M, 4.688%, 06-25-2034 (1)	500,099	422,354
Series 2005-7, Class 23A1, 3.634%, 09-25-2035 (1)	253,673	107,590
Series 2005-9, Class 26A1, 3.614%, 11-25-2035 (1)	423,603	263,078
Bear Stearns Asset Backed Securities Trust
Series 2007-AC4, Class A2, 9.273% (1 Month USD LIBOR + 27.300%), 05-25-2037 (2)	635,408	564,666
Series 2007-AC5, Class A2, 6.000%, 07-25-2037	5,630,363	1,767,215
BINOM Securitization Trust
Series 2021-INV1, Class A1, 2.034%, 06-25-2056 (1)(3)	185,200	157,033
Charlie Mac
Series 2004-1, Class A8, 5.700% (1 Month USD LIBOR + 0.550%), 08-25-2034 (2)	31,209	28,020
Chase Mortgage Finance Corporation
Series 2004-S2, Class 2A4, 5.500%, 02-25-2034	230,525	218,831
Series 2007-A1, Class 11M1, 4.086%, 03-25-2037 (1)	111,485	103,361
Series 2019-ATR2, Class A11, 6.038% (1 Month LIBOR USD + 0.900%), 08-25-2049 (2)(3)	1,034,685	987,741
Chase Mortgage Finance Trust
Series 2007-S1, Class A1, 5.750% (1 Month USD LIBOR + 0.600%), 02-25-2037 (2)	6,455,759	1,815,263
Series 2007-S3, Class 1A1, 5.750% (1 Month LIBOR USD + 0.600%), 05-25-2037 (2)	3,466,132	1,171,104
Series 2007-A3, Class 3A1, 3.913%, 12-25-2037 (1)(a)	162,437	122,477
Series 2007-A3, Class 1A7, 4.179%, 12-25-2037 (1)	142,931	117,385
ChaseFlex Trust
Series 2007-1, Class 2A6, 6.000%, 02-25-2037	1,895,667	742,374
Series 2007-3, Class 1A2, 5.598% (1 Month USD LIBOR + 0.460%), 07-25-2037 (2)	886,064	247,122
Series 2007-M1, Class 1A1, 5.450% (1 Month USD LIBOR + 0.300%), 08-25-2037 (2)	328,661	297,976
Chevy Chase Mortgage Funding Corp.
Series 2003-4, Class A1, 5.830% (1 Month LIBOR USD + 0.680%), 10-25-2034 (2)(3)	167,177	157,691
Series 2004-2X, Class A2, 5.470% (1 Month LIBOR USD + 0.320%), 05-25-2035 (2)(a)	232,520	199,968
Series 2005-1A, Class A2, 5.350% (1 Month USD LIBOR + 0.200%), 01-25-2036 (2)(3)	346,691	309,980
Series 2005-2A, Class A2, 5.380% (1 Month USD LIBOR + 0.230%), 05-25-2036 (2)(3)	133,834	118,551
Series 2005-C, Class A1, 5.360% (1 Month LIBOR USD + 0.210%), 10-25-2046 (2)(3)(a)	248,308	235,893
Series 2006-1, Class A1, 5.300% (1 Month LIBOR USD + 0.150%), 12-25-2046 (2)(3)(a)	446,060	346,142
Series 2006-2, Class A2, 5.330% (1 Month LIBOR USD + 0.180%), 04-25-2047 (2)(3)(a)	503,814	393,982
Series 2006-4, Class A1, 5.280% (1 Month LIBOR USD + 0.130%), 11-25-2047 (2)(3)	910,427	718,123
Series 2006-4A, Class A2, 5.330% (1 Month USD LIBOR + 0.180%), 11-25-2047 (2)(3)	65,868	47,666
CHNGE Mortgage Trust 2022-1
Series 2022-1, Class A1, 3.007%, 01-25-2067 (1)(3)	148,554	131,715
CIM Trust
Series 2019-INV1, Class A2, 6.138% (1 Month LIBOR USD + 1.000%), 02-25-2049 (2)(3)	222,773	213,519
Citicorp Mortgage Securities Inc.
Series 2006-3, Class 1A4, 6.000%, 06-25-2036	1,442,412	1,252,258
Series 2006-4, Class 1A4, 6.000%, 08-25-2036	1,101,771	981,337
Series 2007-5, Class 1A9, 6.000%, 06-25-2037	60,743	51,904
Citigroup Mortgage Loan Trust Inc.
Series 2004-2, Class 1A1, 6.500%, 09-25-2033 (3)	294,206	273,454
Series 2005-2, Class 1A1, 4.389%, 05-25-2035 (1)	270,480	254,724
Series 2005-9, Class 1A1, 5.410% (1 Month LIBOR USD + 0.260%), 10-25-2035 (2)	1,005,996	824,647
Series 2005-9, Class 21A2, 5.500%, 10-25-2035	174,135	164,859
Series 2006-8, Class A1, 5.500%, 10-25-2035 (3)	3,124,932	1,606,215
Series 2005-7, Class 2A3A, 3.618%, 11-25-2035 (1)(a)	135,043	88,048
Series 2006-WF1, Class A2C, 4.607%, 03-25-2036 (4)	429,390	212,425
Series 2006-AR1, Class 2A1, 6.380% (1 Month USD LIBOR + 2.400%), 03-25-2036 (2)	57,585	52,864
Series 2007-OPX1, Class A2, 5.350% (1 Month USD LIBOR + 0.200%), 01-25-2037 (2)	1,257,785	531,832
Series 2007-AR1, Class A4, 5.570% (1 Month USD LIBOR + 0.420%), 01-25-2037 (2)	5,929,947	1,099,407
Series 2007-9, Class 3A1, 6.500%, 06-25-2037 (3)	618,244	544,275
Series 2007-10, Class 22AA, 3.974%, 09-25-2037 (1)	31,359	27,386
Series 2007-10, Class 2A4A, 5.351%, 09-25-2037 (1)	168,461	151,309
Series 2021-INV2, Class A3A, 2.500%, 05-25-2051 (1)(3)	338,403	271,542
Series 2022-J1, Class A1, 2.500%, 02-25-2052 (1)(3)	767,494	675,133
CitiMortgage Alternative Loan Trust
Series 2006-A1, Class 1A5, 5.500%, 04-25-2036	227,297	200,185
Series 2006-A7, Class 1A9, 5.800% (1 Month LIBOR USD + 0.650%), 12-25-2036 (2)	308,356	246,710
Series 2006-A7, Class 1A1, 6.000%, 12-25-2036 (2)	474,061	393,020
Series 2006-A7, Class 1A12, 6.000%, 12-25-2036	351,554	298,424
Series 2007-A5, Class 1A3, 5.650% (1 Month LIBOR USD + 0.500%), 05-25-2037 (2)	312,468	249,372
COLT Mortgage Loan Trust
Series 2020-3, Class A3, 2.380%, 04-27-2065 (1)(3)	490,098	457,561
Series 2021-HX1, Class A1, 1.110%, 10-25-2066 (1)(3)	173,685	138,462
Countrywide Alternative Loan Trust
Series 2005-J1, Class 2A1, 5.500%, 02-25-2025	10,635	10,325
Series 2003-J2, Class M, 6.000%, 10-25-2033	174,243	159,839
Series 2004-28CB, Class 2A5, 5.550% (1 Month USD LIBOR + 0.400%), 01-25-2035 (2)	180,245	165,102
Series 2004-34T1, Class A2, 5.500%, 02-25-2035 (a)	355,487	287,944
Series 2005-2, Class 2A1, 4.517%, 03-25-2035 (1)	86,065	74,064
Series 2005-21CB, Class A7, 5.500%, 06-25-2035 (a)	40,129	28,973
Series 2005-19CB, Class A2, 5.609% (1 Month USD LIBOR + 16.940%), 06-25-2035 (2)	68,743	53,943
Series 2005-24, Class 4A2, 5.763% (1 Month LIBOR USD + 0.600%), 07-20-2035 (2)(a)	470,640	275,324
Series 2005-29CB, Class A4, 5.000%, 07-25-2035 (a)	65,615	36,666
Series 2005-29CB, Class A2, 5.450% (1 Month LIBOR USD + 0.300%), 07-25-2035 (2)	670,751	320,896
Series 2005-J7, Class 1A7, 5.500% (1 Month LIBOR USD + 0.700%), 07-25-2035 (2)	637,131	267,165
Series 2005-J8, Class 1A5, 5.500%, 07-25-2035	155,652	117,390
Series 2005-17, Class 2A1, 5.630% (1 Month LIBOR USD + 0.480%), 07-25-2035 (2)	768,819	611,567
Series 2005-28CB, Class 2A8, 5.550% (1 Month LIBOR USD + 0.400%), 08-25-2035 (2)	1,471,353	814,151
Series 2005-27, Class 1A6, 6.380% (1 Month LIBOR USD + 1.230%), 08-25-2035 (2)	471,385	377,889
Series 2005-38, Class A3, 5.850% (1 Month LIBOR USD + 0.700%), 09-25-2035 (2)(a)	208,391	168,797
Series 2005-J10, Class 1A13, 5.500% (1 Month LIBOR USD + 0.700%), 10-25-2035 (2)	343,944	216,262
Series 2005-J10, Class 1A4, 5.500% (1 Month LIBOR USD + 0.630%), 10-25-2035 (2)	1,216,659	760,835
Series 2005-J10, Class 1A9, 5.500% (1 Month LIBOR USD + 0.700%), 10-25-2035 (2)	1,169,864	735,578
Series 2005-42CB, Class A1, 5.500% (1 Month LIBOR USD + 0.680%), 10-25-2035 (2)	3,323,773	1,989,941
Series 2005-42CB, Class A2, 5.500% (1 Month LIBOR USD + 0.650%), 10-25-2035 (2)	935,535	558,370
Series 2005-42CB, Class A4, 5.500% (1 Month LIBOR USD + 0.680%), 10-25-2035 (2)	1,235,529	739,711
Series 2005-51, Class 3A2A, 5.266% (12 Month US Treasury Average + 1.290%), 11-20-2035 (2)	822,664	710,267
Series 2005-49CB, Class A7, 5.500%, 11-25-2035	669,871	456,615
Series 2005-57CB, Class 3A3, 5.500%, 12-25-2035	184,878	97,010
Series 2005-70CB, Class A4, 5.500%, 12-25-2035	259,632	177,377
Series 2005-76, Class 2A1, 4.976% (12 Month US Treasury Average + 1.000%), 02-25-2036 (2)(a)	23,401	17,645
Series 2006-J1, Class 2A1, 7.000%, 02-25-2036	957,286	116,553
Series 2006-J2, Class A2, 0.350% (1 Month LIBOR USD + 5.500%), 04-25-2036 (2)	2,214,565	211,978
Series 2006-8T1, Class 1A4, 6.000%, 04-25-2036 (a)	73,761	34,299
Series 2006-9T1, Class A4, 5.750%, 05-25-2036	1,713,894	723,903
Series 2006-17T1, Class A1, 6.250%, 06-25-2036	863,825	365,397
Series 2006-24CB, Class A22, 6.000%, 08-25-2036	448,783	256,448
Series 2006-24CB, Class A9, 6.000%, 08-25-2036	587,822	335,899
Series 2006-26CB, Class A20, 5.500% (1 Month LIBOR USD + 0.350%), 09-25-2036 (2)	1,570,954	571,031
Series 2006-J5, Class 1A5, 6.500%, 09-25-2036	238,775	140,571
Series 2006-31CB, Class A5, 5.900% (1 Month LIBOR USD + 0.750%), 11-25-2036 (2)	3,578,573	1,620,115
Series 2006-32CB, Class A3, 6.000%, 11-25-2036	364,640	225,985
Series 2006-40T1, Class 2A4, 6.000%, 12-25-2036	2,168,153	643,759
Series 2006-39CB, Class 2A1, 5.600% (1 Month LIBOR USD + 0.450%), 01-25-2037 (2)	4,006,551	484,839
Series 2006-41CB, Class 1A7, 6.000%, 01-25-2037	310,995	175,377
Series 2006-HY13, Class 4A1, 3.940%, 02-25-2037 (1)	485,075	414,508
Series 2007-2CB, Class 2A1, 5.750% (1 Month LIBOR USD + 0.600%), 03-25-2037 (2)	314,482	133,388
Series 2007-J1, Class 2A6, 5.750% (1 Month USD LIBOR + 0.600%), 03-25-2037 (2)	1,854,076	547,692
Series 2007-3T1, Class 1A2, 5.650% (1 Month USD LIBOR + 0.500%), 04-25-2037 (2)	1,728,325	567,641
Series 2007-9T1, Class 1A5, 0.350% (1 Month USD LIBOR + 5.500%), 05-25-2037 (2)	1,183,621	97,512
Series 2007-11T1, Class A35, 5.480% (1 Month LIBOR USD + 0.330%), 05-25-2037 (2)	3,277,028	1,042,944
Series 2007-9T1, Class 1A4, 5.650% (1 Month USD LIBOR + 0.500%), 05-25-2037 (2)	1,183,621	444,947
Series 2007-16CB, Class 1A5, 5.550% (1 Month LIBOR USD + 0.400%), 08-25-2037 (2)	1,554,862	1,003,020
Series 2007-16CB, Class 1A2, 5.550% (1 Month USD LIBOR + 0.400%), 08-25-2037 (2)	1,046,754	675,064
Series 2007-17CB, Class 1A10, 6.208% (1 Month LIBOR USD + 29.900%), 08-25-2037 (2)	718,433	652,941
Series 2007-16CB, Class 2A2, 11.663% (1 Month LIBOR USD + 54.583%), 08-25-2037 (2)	725,918	978,796
Series 2007-21CB, Class 2A3, 5.650% (1 Month LIBOR USD + 0.500%), 09-25-2037 (2)	1,885,414	606,587
Series 2007-22, Class 2A16, 6.500%, 09-25-2037	1,088,629	441,048
Series 2007-24, Class A7, 0.850% (1 Month USD LIBOR + 6.000%), 10-25-2037 (2)	226,477	27,929
Series 2007-24, Class A6, 6.150% (1 Month USD LIBOR + 1.000%), 10-25-2037 (2)	226,477	55,445
Series 2007-25, Class 1A2, 6.500%, 11-25-2037	1,265,992	621,239
Series 2006-34, Class A5, 6.250%, 11-25-2046	809,215	401,717
Series 2006-46, Class A2, 5.670% (1 Month LIBOR USD + 0.520%), 02-25-2047 (2)	456,027	166,937
Series 2007-OA2, Class 1A1, 4.816% (1 Month USD LIBOR + 0.840%), 03-25-2047 (2)	343,673	289,244
Series 2007-OH1, Class A1D, 5.360% (1 Month LIBOR USD + 0.210%), 04-25-2047 (2)	77,311	62,446
Countrywide Alternative Loan Trust Resecuritization
Series 2008-2R, Class 4A1, 6.250%, 08-25-2037 (1)	1,203,055	628,812
Countrywide Home Loans
Series 2003-48, Class 2A3, 4.203%, 10-25-2033 (1)	398,211	194,914
Series 2004-2, Class 3A1, 4.241%, 03-25-2034 (1)(a)	296,406	252,894
Series 2004-J3, Class A7, 5.500%, 05-25-2034	240,516	229,756
Series 2004-25, Class 2A1, 5.830% (1 Month LIBOR USD + 0.680%), 02-25-2035 (2)	551,512	467,519
Series 2005-2, Class 2A1, 5.790% (1 Month LIBOR USD + 0.640%), 03-25-2035 (2)	185,711	173,047
Series 2005-15, Class A5, 5.500%, 08-25-2035	469,488	267,856
Series 2005-19, Class 2A1, 5.500% (1 Month USD LIBOR + 0.350%), 08-25-2035 (2)	337,835	69,936
Series 2005-17, Class 1A8, 5.500%, 09-25-2035	681,479	614,865
Series 2005-16, Class A2, 5.500% (1 Month LIBOR USD + 0.500%), 09-25-2035 (2)	370,099	215,528
Series 2005-J3, Class 1A3, 6.000% (1 Month LIBOR USD + 1.350%), 09-25-2035 (2)	1,381,078	967,013
Series 2005-21, Class A2, 5.500%, 10-25-2035	193,732	117,032
Series 2005-25, Class A17, 5.500%, 11-25-2035	402,165	207,402
Series 2005-HYB8, Class 4A1, 3.861%, 12-20-2035 (1)	140,390	119,639
Series 2005-31, Class 2A1, 3.275%, 01-25-2036 (1)	217,857	175,707
Series 2005-HYB10, Class 5A1, 3.911%, 02-20-2036 (1)	751,757	586,857
Series 2006-9, Class A17, 5.650% (1 Month LIBOR USD + 0.500%), 05-25-2036 (2)	1,122,504	358,460
Series 2006-10, Class 1A11, 5.850%, 05-25-2036	174,589	81,751
Series 2007-1, Class A2, 6.000%, 03-25-2037	1,422,911	709,853
Series 2007-HY1, Class 1A1, 3.787%, 04-25-2037 (1)	471,735	422,801
Series 2007-3, Class A14, 5.550% (1 Month LIBOR USD + 0.400%), 04-25-2037 (2)	671,312	229,329
Series 2007-3, Class A16, 6.000%, 04-25-2037	516,572	259,864
Series 2007-10, Class A6, 6.000%, 07-25-2037	399,930	91,047
Series 2007-17, Class 1A1, 6.000%, 10-25-2037	304,419	223,045
Series 2007-20, Class A1, 6.500%, 01-25-2038 (a)	122,545	56,126
Credit Suisse First Boston Mortgage Securities
Series 2001-28, Class 1A1, 5.800% (1 Month LIBOR USD + 0.650%), 11-25-2031 (2)	105,873	61,692
Series 2002-9, Class 1A1, 7.000%, 03-25-2032	886,050	803,083
Series 2004-6, Class 4A12, 5.550% (1 Month USD LIBOR + 0.400%), 10-25-2034 (2)	125,261	115,496
Series 2005-4, Class 2A4, 5.500%, 06-25-2035	549,183	411,424
Series 2005-7, Class 2A2, 5.450% (1 Month USD LIBOR + 0.300%), 08-25-2035 (2)	1,069,871	434,714
Series 2005-8, Class 5A1, 5.361% (1 Month LIBOR USD + 19.525%), 09-25-2035 (2)	950,129	448,830
Series 2005-9, Class 1A3, 5.250%, 10-25-2035	176,975	158,533
Series 2005-9, Class 4A1, 5.361% (1 Month LIBOR USD + 19.525%), 10-25-2035 (2)	450,449	421,211
Series 2005-9, Class 3A1, 6.000%, 10-25-2035	3,073,574	1,016,042
Series 2005-10, Class 6A7, 5.500%, 11-25-2035	253,869	113,386
Series 2005-10, Class 10A3, 6.000%, 11-25-2035	197,147	56,092
Series 2005-11, Class 3A5, 5.500%, 12-25-2035	196,868	86,176
Series 2005-11, Class 8A5, 6.000%, 12-25-2035 (a)	125,042	91,906
Series 2005-11, Class 1A1, 6.500%, 12-25-2035	1,129,293	583,044
Credit Suisse Mortgage Trust
Series 2013-6, Class 1A1, 2.500%, 07-25-2028 (1)(3)	41,815	38,616
Series 2006-2, Class 6A8, 5.750%, 03-25-2036	213,965	118,232
Series 2006-2, Class 2A3, 6.000%, 03-25-2036 (a)	72,895	28,138
Series 2006-3, Class 1A4A, 6.396%, 04-25-2036 (4)(a)	44,272	21,782
Series 2006-3, Class 1A4B, 6.664%, 04-25-2036 (4)	2,008,353	138,377
Series 2006-3, Class 1A3, 6.810%, 04-25-2036 (4)	9,650,000	672,513
Series 2006-6, Class 1A8, 6.000%, 07-25-2036	1,250,267	651,970
Series 2006-6, Class 1A12, 6.000%, 07-25-2036	1,867,085	971,795
Series 2006-6, Class 2A4, 6.500%, 07-25-2036	4,499,995	1,303,522
Series 2006-7, Class 3A12, 6.250%, 08-25-2036	1,418,239	546,317
Series 2007-4R, Class 1A1, 5.428%, 10-26-2036 (1)(3)	73,604	61,949
Series 2007-3, Class 1A2, 5.587%, 04-25-2037 (1)	3,763,215	917,443
Series 2007-4, Class 2A2, 6.000%, 06-25-2037	99,164	56,598
Series 2007-5, Class 3A19, 6.000%, 08-25-2037	223,208	166,495
Series 2013-6, Class 2A1, 3.500%, 08-25-2043 (1)(3)	605,986	537,221
Series 2021-NQM2, Class A3, 1.538%, 02-25-2066 (1)(3)	198,793	161,577
CSAB Mortgage Backed Trust
Series 2006-1, Class A3, 5.630% (1 Month USD LIBOR + 0.480%), 06-25-2036 (2)	5,004,395	848,916
Series 2007-1, Class 4A1, 5.500% (1 Month LIBOR USD + 0.350%), 05-25-2037 (2)	8,175,469	1,062,136
CSAB Mortgage-Backed Trust
Series 2007-1, Class 1A1A, 5.898%, 05-25-2037 (1)	2,142,149	536,636
Deephaven Residential Mortgage Trust
Series 2021-2, Class A1, 0.899%, 04-25-2066 (1)(3)	412,046	346,898
Series 2021-2, Class A2, 1.209%, 04-25-2066 (1)(3)	314,811	264,643
Deutsche Alt-A Securities Inc. Mortgage Loan Trust
Series 2003-1, Class A1, 5.500%, 09-25-2033	346,269	324,633
Series 2005-4, Class A5, 5.500%, 09-25-2035 (1)	71,900	63,057
Series 2006-AR5, Class 1A1, 5.410% (1 Month LIBOR USD + 0.260%), 10-25-2036 (2)	935,285	292,790
Series 2007-AR2, Class A4, 5.420% (1 Month LIBOR USD + 0.270%), 03-25-2037 (2)	22,463	23,762
Series 2007-BAR1, Class A4, 5.630% (1 Month LIBOR USD + 0.480%), 03-25-2037 (2)	7,517,050	472,101
Series 2007-OA5, Class A1A, 5.350% (1 Month LIBOR USD + 0.200%), 08-25-2047 (2)(a)	193,721	157,495
Deutsche Mortgage Securities, Inc.
Series 2004-1, Class 3A5, 6.160%, 09-25-2033 (4)	33,990	31,593
Series 2004-5, Class A4B, 6.125%, 07-25-2034 (4)	37,939	35,980
Series 2006-PR1, Class 5AF1, 5.743% (1 Month USD LIBOR + 0.550%), 04-15-2036 (2)(3)	468,872	372,175
Ellington Financial Mortgage Trust
Series 2020-1, Class A1, 2.006%, 05-25-2065 (1)(3)	20,669	19,650
First Horizon Alternative Mortgage Securities
Series 2005-FA6, Class A7, 5.500%, 09-25-2035	801,166	439,207
Series 2005-AA10, Class 2A1, 5.536%, 12-25-2035 (1)	148,511	116,669
Series 2005-AA11, Class 2A1, 4.802%, 01-25-2036 (1)	399,662	211,529
Series 2006-FA2, Class 1A6, 6.000%, 05-25-2036	812,362	355,965
Series 2007-FA2, Class 1A5, 5.450% (1 Month LIBOR USD + 0.300%), 04-25-2037 (2)	1,253,685	314,282
Series 2007-FA3, Class A5, 5.750% (1 Month LIBOR USD + 0.600%), 06-25-2037 (2)	3,352,085	862,999
First Horizon Mortgage Pass-Through Trust
Series 2005-AR3, Class 2A1, 4.715%, 08-25-2035 (1)	183,062	129,799
FirstKey Mortgage Trust
Series 2015-1, Class A3, 3.500%, 03-25-2045 (1)(3)	53,518	47,839
Flagstar Mortgage Trust
Series 2018-6RR, Class 2A4, 4.000%, 10-25-2048 (1)(3)	153,208	145,848
Series 2019-1INV, Class A13, 3.500%, 10-25-2049 (1)(3)	29,852	26,792
Series 2019-1INV, Class A11, 5.500% (1 Month LIBOR USD + 0.950%), 10-25-2049 (2)(3)	315,651	294,137
Series 2020-1INV, Class A11, 5.988% (1 Month LIBOR USD + 0.850%), 03-25-2050 (2)(3)	1,542,646	1,427,675
FWD Securitization Trust
Series 2020-INV1, Class A3, 2.440%, 01-25-2050 (1)(3)	257,973	231,226
Galton Funding Mortgage Trust
Series 2019-2, Class A21, 4.000%, 06-25-2059 (1)(3)	71,368	65,501
GCAT
Series 2021-NQM3, Class A1, 1.091%, 05-25-2066 (1)(3)	2,330,385	1,874,403
Series 2021-CM2, Class A1, 2.352%, 08-25-2066 (1)(3)	337,881	302,095
GMAC Mortgage Corporation Loan Trust
Series 2005-AR4, Class 2A2, 4.957%, 07-19-2035 (1)	123,862	90,835
GS Mortgage Securities Corp.
Series 2009-4R, Class 2A3, 5.588% (1 Month LIBOR USD + 0.450%), 12-26-2036 (2)(3)(a)	310,228	187,688
GSAA Home Equity Trust
Series 2006-2, Class 1A2, 5.690% (1 Month LIBOR USD + 0.540%), 12-25-2035 (2)	1,158,927	1,019,543
Series 2005-14, Class A1, 5.850% (1 Month LIBOR USD + 0.700%), 12-25-2035 (2)	770,008	325,874
Series 2005-14, Class 2A3, 5.850% (1 Month LIBOR USD + 0.700%), 12-25-2035 (2)(a)	336,450	273,197
Series 2006-10, Class AF3, 5.985%, 06-25-2036 (1)	981,635	265,933
Series 2006-11, Class 2A1, 5.330% (1 Month LIBOR USD + 0.180%), 07-25-2036 (2)	483,419	105,398
Series 2007-5, Class 2A1A, 5.390% (1 Month LIBOR USD + 0.240%), 05-25-2037 (2)(a)	350,032	296,477
GSMPS Mortgage Loan Trust
Series 2005-RP1, Class 1AF, 5.500% (1 Month LIBOR USD + 0.350%), 01-25-2035 (2)(3)(a)	33,585	27,825
Series 2005-RP3, Class 1AF, 5.500% (1 Month USD LIBOR + 0.350%), 09-25-2035 (2)(3)	485,575	408,610
GSR Mortgage Loan Trust
Series 2004-2F, Class 1A4, 5.500%, 01-25-2034	26,529	25,720
Series 2005-1F, Class 4A1, 5.450% (1 Month USD LIBOR + 0.300%), 01-25-2035 (2)	342,411	311,100
Series 2005-6F, Class 3A11, 5.450% (1 Month LIBOR USD + 0.300%), 07-25-2035 (2)	631,827	483,770
Series 2005-AR6, Class B1, 4.409%, 09-25-2035 (1)	91,891	80,535
Series 2005-AR5, Class 2A3, 4.000%, 10-25-2035 (1)	24,144	13,522
Series 2005-9F, Class 1A6, 5.500%, 12-25-2035	367,976	304,158
Series 2006-AR1, Class 3A1, 3.660%, 01-25-2036 (1)	239,651	228,627
Series 2006-3F, 5.500%, 03-25-2036 (1)	1,348,198	99,600
Series 2006-3F, Class 2A3, 5.750%, 03-25-2036	418,864	380,791
Series 2006-AR2, Class 3A1, 4.408%, 04-25-2036 (1)	511,387	336,619
Series 2006-4F, Class 4A2, 2.000% (1 Month LIBOR USD + 7.150%), 05-25-2036 (2)	9,473,271	1,020,933
Series 2006-7F, Class 4A2, 6.500%, 08-25-2036	1,727,142	628,904
Series 2006-10F, Class 4A1, 5.500% (1 Month LIBOR USD + 0.350%), 01-25-2037 (2)	1,688,885	230,940
Series 2007-AR1, Class 2A1, 3.575%, 03-25-2037 (1)(a)	45,040	25,673
Series 2007-AR2, Class 1A1, 3.704%, 05-25-2037 (1)	869,586	496,192
Series 2007-OA1, Class 2A3A, 5.460% (1 Month USD LIBOR + 0.310%), 05-25-2037 (2)	448,764	259,722
Series 2006-OA1, Class 2A2, 5.670% (1 Month LIBOR USD + 0.520%), 08-25-2046 (2)	3,306,688	850,675
HarborView Mortgage Loan Trust
Series 2004-8, Class 2A4A, 5.957% (1 Month USD LIBOR + 0.800%), 11-19-2034 (2)	280,735	260,646
Series 2004-8, Class 2A3, 5.977% (1 Month LIBOR USD + 0.820%), 11-19-2034 (2)	264,886	224,112
Series 2005-14, Class 4A1A, 3.784%, 12-19-2035 (1)	1,431,365	767,451
Series 2005-14, Class 3A1A, 4.596%, 12-19-2035 (1)	52,993	49,838
Series 2005-16, Class 1A1A, 5.657% (1 Month USD LIBOR + 0.500%), 01-19-2036 (2)	6,261,391	1,865,684
Series 2005-16, Class 3A1A, 5.657% (1 Month LIBOR USD + 0.500%), 01-19-2036 (2)	2,160,771	1,326,845
Series 2006-8, Class 1A1, 5.357% (1 Month LIBOR USD + 0.400%), 07-21-2036 (2)	771,417	412,796
Series 2006-5, Class 2A1A, 5.517% (1 Month USD LIBOR + 0.360%), 07-19-2046 (2)	1,560,057	937,738
Series 2007-4, Class 2A1, 5.377% (1 Month LIBOR USD + 0.440%), 07-19-2047 (2)	354,902	335,311
HSI Asset Loan Obligation
Series 2007-WF1, Class A1, 5.270% (1 Month USD LIBOR + 0.120%), 12-25-2036 (2)	1,295,750	410,921
Impac CMB Trust
Series 2004-6, Class 2A, 6.060%, 10-25-2034 (4)	404,422	403,289
Series 2004-11, Class 2A1, 5.810% (1 Month USD LIBOR + 0.660%), 03-25-2035 (2)	28,788	26,752
Series 2005-5, Class A1, 5.790% (1 Month LIBOR USD + 0.320%), 08-25-2035 (2)	486,177	442,721
Impac Secured Assets Corp.
Series 2005-2, Class A2D, 6.010% (1 Month USD LIBOR + 0.860%), 03-25-2036 (2)	49,292	39,142
Series 2007-3, Class A1A, 5.370% (1 Month USD LIBOR + 0.220%), 09-25-2037 (2)	168,688	147,537
IndyMac IMJA Mortgage Loan Trust
Series 2007-A1, Class A3, 6.000%, 08-25-2037	2,742,793	1,147,267
IndyMac IMSC Mortgage Loan Trust
Series 2007-F3, Class 2A1, 6.500%, 09-25-2037	26,640	16,071
IndyMac INDA Mortgage Loan Trust
Series 2006-AR2, Class 1A1, 3.561%, 09-25-2036 (1)(a)	260,687	149,113
Series 2007-AR1, Class 1A1, 3.549%, 03-25-2037 (1)	188,847	156,555
IndyMac INDX Mortgage Loan Trust
Series 2005-AR5, Class 4A1, 3.860%, 05-25-2035 (1)	276,090	199,153
Series 2005-AR11, Class A4, 3.482%, 08-25-2035 (1)	695,155	527,909
Series 2006-AR5, Class 2A1, 3.383%, 05-25-2036 (1)	1,440,695	1,248,225
Series 2007-AR21IP, Class 1A2, 3.893%, 11-25-2036 (1)	198,564	177,477
Series 2006-AR37, Class 1A1, 3.883%, 02-25-2037 (1)	79,738	64,867
Series 2007-AR9, Class 2A1, 3.665%, 06-25-2037 (1)	21,834	12,958
JP Morgan Alternative Loan Trust
Series 2006-S1, Class 3A5, 5.730%, 03-25-2036 (1)	55,603	53,468
Series 2006-A2, Class 3A1, 3.759%, 05-25-2036 (1)	775,705	452,203
Series 2006-S3, Class A5, 6.920%, 08-25-2036 (4)	1,080,832	831,727
Series 2006-A4, Class A8, 3.663%, 09-25-2036 (1)	10,314	11,057
Series 2006-A6, Class 2A6, 3.576%, 11-25-2036 (1)	923,416	728,243
Series 2007-A2, Class 2A1, 4.414%, 05-25-2037 (1)	177,100	160,306
JP Morgan Mortgage Trust
Series 2004-A1, Class 5A1, 4.240%, 02-25-2034 (1)	68,824	67,992
Series 2004-A3, Class 1A1, 4.777%, 07-25-2034 (1)	153,804	138,835
Series 2005-A1, Class 3A4, 4.159%, 02-25-2035 (1)	36,511	34,323
Series 2005-A2, Class 2A1, 3.578%, 04-25-2035 (1)	86,207	71,023
Series 2007-A1, Class 5A6, 4.047%, 07-25-2035 (1)	151,752	143,252
Series 2005-A8, Class 1A1, 3.921%, 11-25-2035 (1)	1,130,103	922,068
Series 2006-A4, Class 5A1, 4.099%, 06-25-2036 (1)	139,449	102,440
Series 2006-S3, Class 1A13, 6.500%, 08-25-2036	636,938	226,924
Series 2007-S1, Class 2A22, 5.750%, 03-25-2037	310,838	133,762
Series 2007-S3, Class 1A18, 5.650% (1 Month USD LIBOR + 0.500%), 08-25-2037 (2)	869,298	300,136
Series 2014-IVR6, Class 2A4, 6.224%, 08-25-2044 (1)(3)	14,962	14,805
Series 2016-2, Class A1, 6.617%, 06-25-2046 (1)(3)	16,490	15,088
Series 2016-4, Class A12, 3.000%, 10-25-2046 (1)(3)	808,671	639,978
Series 2016-3, Class 1A10, 3.000%, 10-25-2046 (1)(3)	761,078	609,430
Series 2017-4, Class A3, 3.500%, 11-25-2048 (1)(3)	6,113	5,567
Series 2017-6, Class A7, 3.500%, 12-25-2048 (1)(3)	831,959	744,510
Series 2019-INV1, Class A11, 6.088% (1 Month LIBOR USD + 0.950%), 09-25-2049 (2)(3)	16,561	15,963
Series 2019-INV3, Class A11, 6.000% (1 Month LIBOR USD + 1.000%), 05-25-2050 (2)(3)	907,306	860,150
Series 2019-9, Class A11, 6.038% (1 Month LIBOR USD + 0.900%), 05-25-2050 (2)(3)	691,147	651,186
Series 2020-LTV1, Class A11, 6.000% (1 Month LIBOR USD + 1.000%), 06-25-2050 (2)(3)	650,644	639,094
Series 2020-2, Class A7A, 3.000%, 07-25-2050 (1)(3)	1,056,582	884,683
Series 2021-3, Class A4, 2.500%, 07-25-2051 (1)(3)	79,855	69,062
Series 2022-1, Class A4, 2.500%, 07-25-2052 (1)(3)	1,492,992	1,267,417
Lehman Mortgage Trust
Series 2006-2, Class 1A1, 5.890%, 04-25-2036 (1)	107,762	70,553
Series 2006-3, Class 1A10, 6.000%, 07-25-2036	1,281,084	643,763
Series 2006-7, Class 1A3, 0.200% (1 Month LIBOR USD + 5.350%), 11-25-2036 (2)	3,365,803	237,220
Series 2006-7, Class 2A5, 1.400% (1 Month LIBOR USD + 6.550%), 11-25-2036 (2)	7,990,052	817,805
Series 2006-7, Class 1A8, 5.330% (1 Month LIBOR USD + 0.180%), 11-25-2036 (2)	2,492,911	1,117,490
Series 2008-4, Class A1, 5.530% (1 Month LIBOR USD + 0.380%), 01-25-2037 (2)	7,976,754	2,291,163
Series 2006-9, Class 1A2, 5.750% (1 Month LIBOR USD + 0.600%), 01-25-2037 (2)	1,182,934	622,955
Series 2007-1, Class 2A3, 1.480% (1 Month USD LIBOR + 6.630%), 02-25-2037 (2)	8,548,334	810,427
Series 2007-3, Class 1A2, 1.550% (1 Month LIBOR USD + 6.700%), 04-25-2037 (2)(a)	1,390,593	190,233
Series 2007-3, Class 1A3, 5.450% (1 Month USD LIBOR + 0.300%), 04-25-2037 (2)	1,439,761	333,278
Series 2007-5, Class 1A3, 5.750%, 06-25-2037	434,297	388,876
Series 2007-6, Class 1A7, 6.000%, 07-25-2037	521,958	465,507
Series 2007-7, Class 1A1, 5.650% (1 Month USD LIBOR + 0.500%), 08-25-2037 (2)	729,787	371,140
Series 2007-10, Class 2A1, 6.500%, 01-25-2038	1,166,507	352,495
Series 2008-2, Class 1A1, 6.000%, 03-25-2038 (a)	174,172	54,429
Lehman XS Trust
Series 2006-10N, Class 2A1, 5.390% (1 Month LIBOR USD + 0.240%), 05-25-2036 (2)(a)	217,974	194,695
Series 2007-6, Class 1A1, 6.869% (1 Month USD LIBOR + 1.250%), 05-25-2037 (2)	551,438	437,259
Series 2007-15N, Class 2A1, 5.650% (1 Month LIBOR USD + 0.500%), 08-25-2047 (2)(a)	33,193	27,418
MASTR Adjustable Rate Mortgages Trust
Series 2004-4, Class 1A7, 5.250%, 12-26-2033	232,266	214,840
Series 2004-4, Class 2A3, 3.807%, 05-25-2034 (1)	207,275	191,552
Series 2005-6, Class 7A1, 5.691%, 06-25-2035 (1)	309,248	275,614
Series 2005-6, Class 5A1, 3.244%, 07-25-2035 (1)	166,758	145,899
Series 2005-7, Class 3A1, 3.476%, 09-25-2035 (1)	356,486	218,799
Series 2006-2, Class 2A1, 4.162%, 04-25-2036 (1)	58,937	32,717
Series 2006-OA1, Class 1A1, 5.360% (1 Month LIBOR USD + 0.210%), 04-25-2046 (2)	164,836	145,768
MASTR Alternative Loans Trust
Series 2003-4, Class 3A1, 6.000%, 06-25-2033	18,342	18,020
Series 2003-6, Class 3A3, 6.000%, 09-25-2033	43,796	41,205
Series 2004-8, Class 1A1, 6.500%, 09-25-2034	28,000	27,838
Series 2004-12, Class 2A1, 6.500%, 12-25-2034	57,813	55,373
Series 2004-13, Class 10A3, 5.750%, 01-25-2035	493,260	402,493
Series 2005-4, Class 5A1, 6.000%, 05-25-2035	641,005	552,840
Series 2006-3, Class 2A2, 6.750%, 07-25-2036	1,065,178	394,279
Series 2007-1, Class 2A7, 6.000%, 10-25-2036	983,524	303,041
MASTR Resecuritization Trust
Series 2008-1, Class A1, 6.000%, 09-27-2037 (1)(3)(a)	466,788	309,831
Mello Mortgage Capital Acceptance Trust
Series 2021-INV2, Class A4, 2.500%, 08-25-2051 (1)(3)	44,870	38,267
Merrill Lynch Mortgage Backed Securities Trust
Series 2007-2, Class 1A1, 7.620% (1 Month USD LIBOR + 2.400%), 08-25-2036 (2)	411,237	362,225
Merrill Lynch Mortgage Investors Trust
Series 2003-A1, Class 2A, 7.355% (12 Month LIBOR USD + 1.625%), 12-25-2032 (2)(a)	23,390	18,787
Series 2006-3, Class 2A1, 4.101%, 10-25-2036 (1)	733,425	630,439
MFRA Trust
Series 2021-INV2, Class A1, 1.906%, 11-25-2056 (1)(3)	161,808	135,559
Series 2020-NQM3, Class A1, 1.014%, 01-26-2065 (1)(3)	18,287	16,279
Morgan Stanley Mortgage Loan Trust
Series 2004-5AR, Class 2A, 4.248%, 07-25-2034 (1)	29,969	27,299
Series 2004-11AR, Class 1A2A, 5.460% (1 Month LIBOR USD + 0.310%), 01-25-2035 (2)	88,086	78,472
Series 2005-4, Class 4A, 4.626%, 08-25-2035 (1)	36,321	18,033
Series 2005-7, Class 7A6, 5.500%, 11-25-2035	135,741	124,207
Series 2005-9AR, Class 2A, 4.456%, 12-25-2035 (1)	323,476	295,825
Series 2005-10, Class 1A1, 5.750% (1 Month LIBOR USD + 0.700%), 12-25-2035 (2)	300,100	182,285
Series 2005-10, Class 1A5, 5.750%, 12-25-2035	29,479	20,316
Series 2006-3AR, Class 2A3, 4.148%, 03-25-2036 (1)	700,062	456,040
Series 2006-7, Class 3A, 5.217%, 06-25-2036 (1)	103,358	68,063
Series 2006-12XS, Class A4, 6.512%, 10-25-2036 (4)	4,497,594	1,056,034
Series 2006-16AX, Class 1A, 5.490% (1 Month LIBOR USD + 0.340%), 11-25-2036 (2)	2,940,525	540,659
Series 2007-7AX, Class 1A, 5.590% (1 Month LIBOR USD + 0.440%), 04-25-2037 (2)	2,083,781	528,889
Series 2007-14AR, Class 3A3, 3.869%, 10-25-2037 (1)	320,547	292,172
Series 2006-17XS, Class A6, 6.077%, 10-25-2046 (4)	1,982,468	488,433
Series 2007-10XS, Class A19, 6.000%, 02-25-2047 (1)	549,283	181,166
Morgan Stanley ReRemic Trust
Series 2013-R3, Class 6B2, 3.768%, 12-29-2036 (1)(3)	349,129	299,056
MortgageIT Trust
Series 2005-1, Class 2A, 6.420% (1 Month LIBOR USD + 1.250%), 02-25-2035 (2)	53,714	51,376
New Residential Mortgage Loan Trust
Series 2021-INV2, Class A7, 2.500%, 09-25-2051 (1)(3)	112,838	96,429
Series 2019-NQM4, Class A2, 2.644%, 09-25-2059 (1)(3)	200,032	181,184
NMLT Trust
Series 2021-INV1, Class A1, 1.185%, 05-25-2056 (1)(3)	1,818,106	1,474,592
Nomura Asset Acceptance Corporation
Series 2005-WF1, Class 1A1, 5.645%, 03-25-2035 (1)	23,785	23,263
Series 2006-WF1, Class A5, 6.757%, 06-25-2036 (4)	932,390	256,373
Series 2007-1, Class 1A1A, 5.995%, 03-25-2047 (4)	817,761	723,961
Series 2007-2, Class A1B, 6.017%, 04-25-2047 (1)	1,221,163	1,027,365
Nomura Resecuritization Trust
Series 2011-4R, Class 3A10, 3.689%, 12-27-2035 (1)(3)	2,499,550	835,455
Oceanview Mortgage Loan Trust
Series 2020-1, Class A1A, 1.733%, 05-31-2050 (1)(3)	473,192	421,212
Onslow Bay Financial LLC
Series 2021-INV2, Class A3, 2.500%, 10-25-2051 (1)(3)	522,079	418,928
Series 2018-1, Class A2, 5.800% (1 Month LIBOR USD + 0.650%), 06-25-2057 (2)(3)(a)	45,227	40,704
Series 2020-EXP1, Class 2A1, 5.900% (1 Month LIBOR USD + 0.750%), 01-26-2060 (2)(3)	32,223	29,766
Series 2020-EXP2, Class A9, 3.000%, 05-25-2060 (1)(3)	291,007	245,953
Series 2021-NQM2, Class A1, 1.101%, 05-25-2061 (1)(3)	5,144,446	3,984,852
PHH Alternative Mortgage Trust
Series 2007-2, Class 3A1, 6.000%, 05-25-2037	260,321	225,930
PHHMC Mortgage Pass Through Certificates
Series 2007-3, Class A3, 4.270%, 06-18-2037 (1)	7,743	7,229
Prime Mortgage Trust
Series 2006-CL1, Class A1, 5.650% (1 Month LIBOR USD + 0.500%), 02-25-2035 (2)(a)	20,738	19,753
Series 2006-DR1, Class 2A2, 6.000%, 05-25-2035 (3)	463,508	354,746
Series 2005-4, Class 2A9, 5.500%, 10-25-2035	79,631	71,867
Series 2006-1, Class 3A1, 5.500% (1 Month LIBOR USD + 0.350%), 06-25-2036 (2)	1,482,957	1,000,592
PRKCM Trust
Series 2021-AFC2, Class A1, 2.071%, 11-25-2056 (1)(3)	417,820	341,867
RBSGC Mortgage Pass Through Certificates
Series 2008-A, Class A1, 5.500%, 11-25-2035 (1)(3)	251,982	210,579
RBSSP Resecuritization Trust
Series 2009-12, Class 17A2, 3.410%, 10-26-2035 (1)(3)	520,644	496,579
Series 2009-12, Class 9A2, 3.814%, 03-26-2036 (1)(3)	373,168	268,159
Residential Accredit Loans, Inc.
Series 2005-QS5, Class A1, 5.550% (1 Month LIBOR USD + 0.400%), 04-25-2035 (2)	1,745,293	1,351,434
Series 2005-QS7, Class A1, 5.500%, 06-25-2035	364,485	298,313
Series 2005-QS11, Class A3, 0.155% (1 Month LIBOR USD + 5.000%), 07-25-2035 (2)	391,147	13,639
Series 2005-QA9, Class CB11, 4.041%, 08-25-2035 (1)	118,339	101,743
Series 2005-QS10, Class 3A3, 5.500%, 08-25-2035	757,827	556,039
Series 2005-QS13, Class 2A3, 5.750%, 09-25-2035	2,118,983	1,803,171
Series 2005-QS14, Class 3A3, 6.000%, 09-25-2035	384,031	332,824
Series 2006-QS1, Class A5, 6.060% (1 Month LIBOR USD + 0.910%), 01-25-2036 (2)	439,951	312,650
Series 2006-QS2, Class 1A2, 5.500% (1 Month LIBOR USD + 0.500%), 02-25-2036 (2)	403,961	291,432
Series 2006-QS2, Class 1A17, 5.500% (1 Month LIBOR USD + 0.480%), 02-25-2036 (2)	530,824	382,600
Series 2006-QS2, Class 1A7, 6.000%, 02-25-2036 (a)	261,125	40,213
Series 2006-QS4, Class A8, 8.000% (1 Month USD LIBOR + 5,143.000%), 04-25-2036 (2)	68,331	57,774
Series 2006-QS6, Class 1A9, 5.750% (1 Month LIBOR USD + 0.600%), 06-25-2036 (2)	2,385,496	1,680,476
Series 2006-QS12, Class 2A7, 5.800% (1 Month LIBOR USD + 0.650%), 09-25-2036 (2)	351,244	246,218
Series 2006-QS13, Class 1A10, 6.000%, 09-25-2036	532,726	399,804
Series 2007-QS1, Class 2A2, 5.510% (1 Month LIBOR USD + 0.360%), 01-25-2037 (2)	635,370	419,663
Series 2007-QS1, Class 1A5, 5.700% (1 Month LIBOR USD + 0.550%), 01-25-2037 (2)	3,081,871	2,144,404
Series 2007-QS5, Class A1, 5.500%, 03-25-2037	616,659	469,381
Series 2007-QS8, Class A3, 5.750% (1 Month USD LIBOR + 0.600%), 06-25-2037 (2)	288,183	197,023
Series 2006-QO7, Class 3A2, 5.560% (1 Month LIBOR USD + 0.410%), 09-25-2046 (2)(a)	52,426	44,247
Residential Asset Securitization Trust
Series 2005-SP1, Class 1A1, 5.000%, 09-25-2034	132,835	120,565
Series 2004-SP3, Class AI4, 5.739%, 09-25-2034 (4)	314,569	309,088
Series 2005-A12, Class A6, 5.500% (1 Month LIBOR USD + 0.500%), 11-25-2035 (2)	1,466,031	725,072
Series 2005-A15, Class 2A12, 6.000%, 02-25-2036	739,355	335,974
Series 2005-A15, Class 4A1, 6.000%, 02-25-2036	2,281,566	777,053
Series 2006-A2, Class A7, 6.000%, 05-25-2036	859,464	366,103
Series 2006-A7CB, Class 2A5, 5.400% (1 Month USD LIBOR + 0.250%), 07-25-2036 (2)	427,551	71,966
Series 2006-A8, Class 3A8, 5.900% (1 Month LIBOR USD + 0.750%), 08-25-2036 (2)	507,909	189,324
Series 2006-A8, Class 2A3, 6.000%, 08-25-2036	899,547	245,217
Series 2006-A8, Class 2A4, 6.500%, 08-25-2036	625,327	184,668
Series 2006-A8, Class 2A2, 6.750%, 08-25-2036	1,973,519	605,219
Series 2006-A10, Class A4, 6.500%, 09-25-2036	525,327	185,033
Series 2006-A10, Class A5, 6.500%, 09-25-2036	983,295	346,340
Series 2007-A3, Class 1A1, 5.600% (1 Month USD LIBOR + 0.450%), 04-25-2037 (2)	2,013,540	766,320
Series 2007-A2, Class 1A6, 6.000%, 04-25-2037	1,595,125	920,866
Series 2006-A2, Class A11, 6.000%, 01-25-2046	1,714,800	733,886
Residential Funding Mtg Sec I
Series 2006-S12, Class 3A7, 5.750%, 12-25-2036	134,995	106,487
Series 2007-S2, Class A6, 5.750% (1 Month LIBOR USD + 0.600%), 02-25-2037 (2)	785,931	521,900
Series 2007-S6, Class 1A13, 0.350% (1 Month LIBOR USD + 5.500%), 06-25-2037 (2)	957,401	52,747
Series 2007-S6, Class 1A6, 5.650% (1 Month LIBOR USD + 0.500%), 06-25-2037 (2)	957,401	603,129
Series 2007-S6, Class 2A4, 6.000%, 06-25-2037	1,379,723	1,036,261
Series 2007-SA3, Class 2A1, 4.978%, 07-25-2037 (1)	518,977	424,835
Series 2007-SA4, Class 3A1, 4.983%, 10-25-2037 (1)	116,713	72,200
Residential Mortgage Loan Trust
Series 2019-2, Class A3, 3.220%, 05-25-2059 (1)(3)	206,756	203,098
Series 2020-1, Class B2, 4.665%, 01-25-2060 (1)(3)	659,892	509,613
Salomon Brothers Mortgage Securities VII
Series 1997-HUD1, Class A4, 3.064%, 12-25-2030 (1)(a)	223,798	138,553
Sequoia Mortgage Trust
Series 2007-3, Class 1A1, 5.557% (1 Month LIBOR USD + 0.400%), 07-20-2036 (2)	34,220	29,204
Series 2007-3, Class 2BA1, 4.072%, 07-20-2037 (1)	814,214	626,890
Series 2013-5, Class A1, 2.500%, 05-25-2043 (1)(3)	227,494	191,664
Series 2013-9, Class AP, , 07-25-2043 (3)	245,774	172,187
Series 2014-1, Class 2A5, 4.000%, 04-25-2044 (1)(3)	98,572	92,589
Series 2015-3, Class A1, 3.500%, 07-25-2045 (1)(3)	507,738	453,361
Series 2018-CH3, Class A2, 4.000%, 08-25-2048 (1)(3)	256,726	247,058
SG Residential Mortgage Trust
Series 2020-2, Class A1, 1.381%, 05-25-2065 (1)(3)	26,996	23,372
Series 2020-2, Class A2, 1.587%, 05-25-2065 (1)(3)	105,583	91,303
Small Business Administration Pools
8.075% (PRIME + 0.075%), 09-25-2037 (2)(a)	72,262	75,739
Starwood Mortgage Residential Trust
Series 2020-3, Class A1, 1.486%, 04-25-2065 (1)(3)	229,075	209,805
Structured Adjustable Rate Mortgage Loan Trust
Series 2005-17, Class 5A1, 4.807%, 08-25-2035 (1)	500,313	295,878
Series 2005-18, Class 1A1, 3.665%, 09-25-2035 (1)	694,956	506,167
Series 2005-20, Class 1A1, 5.773%, 10-25-2035 (1)	536,225	488,836
Series 2005-23, Class 3A1, 4.378%, 01-25-2036 (1)	94,450	58,119
Series 2007-3, Class 2A1, 3.906%, 04-25-2037 (1)	326,627	301,436
Series 2007-7, Class 1A1, 5.750% (1 Month LIBOR USD + 0.600%), 08-25-2037 (2)	36,421	31,364
Structured Asset Mortgage Investments Inc.
Series 2004-AR1, Class 1A1, 5.846% (1 Month LIBOR USD + 0.700%), 03-19-2034 (2)	20,425	18,598
Series 2006-AR3, Class 3A1, 5.610% (1 Month LIBOR USD + 0.460%), 02-25-2036 (2)(a)	636,067	491,044
Series 2006-AR3, Class 22A1, 3.683%, 05-25-2036 (1)	413,439	224,073
Series 2006-AR3, Class 21A1, 5.550% (1 Month LIBOR USD + 0.400%), 05-25-2036 (2)	859,382	672,084
Series 2006-AR5, Class 3A1, 5.570% (1 Month LIBOR USD + 0.420%), 05-25-2036 (2)	1,899,824	812,034
Structured Asset Securities Corporation
Series 2003-37A, Class 2A, 4.592%, 12-25-2033 (1)	43,743	41,036
Suntrust Adjustable Rate Mortgage Loan Trust
Series 2007-2, Class 2A1, 4.101%, 04-25-2037 (1)	169,384	101,393
Series 2007-4, Class 2A1, 3.872%, 10-25-2037 (1)	136,699	107,004
TBW Mortgage Backed Pass Through Certificates
Series 2006-3, Class 2A1, 6.500%, 07-25-2036	879,259	325,619
Terwin Mortgage Trust
Series 2004-19HE, Class A1, 5.890% (1 Month LIBOR USD + 0.740%), 10-25-2034 (2)(3)	443,399	417,410
Thornburg Mortgage Securities Trust
Series 2005-1, Class A2, 3.747%, 04-25-2045 (1)	196,535	189,526
TIAA Bank Mortgage Loan Trust
Series 2018-3, Class A13, 4.000%, 11-25-2048 (1)(3)	154,152	141,563
Verus Securitization Trust
Series 2021-1, Class A2, 1.052%, 01-25-2066 (1)(3)(a)	151,836	119,343
Series 2021-1, Class A3, 1.155%, 01-25-2066 (1)(3)	365,870	306,270
Vista Point Securitization Trust
Series 2020-2, Class A1, 1.475%, 04-25-2065 (1)(3)	107,827	95,544
Washington Mutual Mortgage Pass-Through Certificates
Series 2006-5, Class 4A1, 6.000%, 12-25-2023 (a)	1,636,700	16
Series 2004-RA2, Class CB1, 7.000%, 07-25-2033 (1)(a)	26,494	19,341
Series 2002-AR2, Class A, 3.823% (ECOFC + 1.250%), 02-27-2034 (2)(a)	38,460	34,037
Series 2004-S1, Class 1A11, 5.500%, 03-25-2034	29,906	28,775
Series 2004-AR9, Class B1, 4.134%, 08-25-2034 (1)	171,697	154,471
Series 2004-A11, Class A, 4.220%, 10-25-2034 (1)	132,801	121,288
Series 2005-1, Class 1A1, 5.500%, 03-25-2035	1,044,973	950,165
Series 2005-AR5, Class A6, 4.628%, 05-25-2035 (1)	127,557	123,961
Series 2005-7, Class 2CB4, 5.500%, 08-25-2035	522,318	495,559
Series 2005-AR12, Class 1A4, 3.800%, 10-25-2035 (1)	31,812	28,671
Series 2006-AR2, Class 2A1, 3.645%, 03-25-2036 (1)	92,411	82,979
Series 2006-4, Class 3A3, 6.467%, 05-25-2036 (4)	208,675	174,942
Series 2006-AR14, Class 1A4, 3.342%, 11-25-2036 (1)	139,490	119,404
Series 2006-AR14, Class 2A3, 3.347%, 11-25-2036 (1)	788,062	706,264
Series 2006-AR10, Class A2B, 5.570% (1 Month USD LIBOR + 0.420%), 12-25-2036 (2)	5,109,627	875,380
Series 2007-HY1, Class 1A1, 3.651%, 02-25-2037 (1)	319,239	275,792
Series 2007-HY1, Class A2B, 5.550% (1 Month LIBOR USD + 0.400%), 02-25-2037 (2)	11,245,574	1,252,660
Series 2002-AR17, Class 1B2, 5.176% (12 Month US Treasury Average + 1.200%), 11-25-2042 (2)	87,920	78,689
Series 2005-AR2, Class 2A3, 5.850% (1 Month LIBOR USD + 0.700%), 01-25-2045 (2)	62,048	60,670
Series 2006-AR3, Class A1B, 4.976% (12 Month US Treasury Average + 1.000%), 02-25-2046 (2)(a)	40,776	32,519
Series 2006-AR7, Class 3A, 5.024% (12 Month US Treasury Average + 1.048%), 07-25-2046 (2)(a)	125,303	87,085
Wells Fargo Alternative Loan Trust
Series 2007-PA3, Class 1A4, 5.750%, 07-25-2037	293,318	244,380
Series 2007-PA6, Class A1, 4.412%, 12-28-2037 (1)(a)	108,027	92,201
Wells Fargo Mortgage Backed Securities Trust
Series 2006-AR12, Class 2A1, 4.716%, 09-25-2036 (1)	107,742	103,294
Series 2006-AR14, Class 2A3, 4.509%, 10-25-2036 (1)	66,787	58,438
Series 2007-AR3, Class A4, 4.628%, 04-25-2037 (1)	452,076	392,066
Series 2007-7, Class A38, 6.000%, 06-25-2037 (a)	47,921	37,522
Series 2018-1, Class A1, 3.500%, 07-25-2047 (1)(3)	29,865	26,349
Winwater Mortgage Loan Trust
Series 2015-A, Class A3, 3.500%, 06-20-2045 (1)(3)	245,660	220,122
Yale Mortgage Loan Trust
Series 2007-1, Class A, 5.550% (1 Month USD LIBOR + 0.400%), 06-25-2037 (2)(3)	83,309	27,045

TOTAL MORTGAGE BACKED SECURITIES ― NON AGENCY
(Cost $233,477,924)		199,484,728

MORTGAGE BACKED SECURITIES ― U.S. GOVERNMENT AGENCY ― 17.3%
FNMA TBA 15YR TBA 5% JUL
5.000%, 07-15-2026	24,000,000	23,852,812
Fannie Mae REMICS
Series 2010-41, Class DC, 4.500%, 05-25-2025	4,712	4,638
Series 2012-111, Class UC, 1.350%, 10-25-2027	28,269	26,275
Series 2002-30, Class FB, 6.150% (1 Month LIBOR USD + 1.000%), 08-25-2031 (2)	89,757	90,732
Series 2003-25, Class KP, 5.000%, 04-25-2033	8,147	7,975
Series 2004-T5, Class AB7, 5.714%, 05-28-2035 (1)	365,524	336,271
Series 2005-82, Class FY, 5.420% (1 Month LIBOR USD + 0.270%), 09-25-2035 (2)	363,612	358,080
Series 2006-62, Class FP, 5.400% (1 Month LIBOR USD + 0.250%), 07-25-2036 (2)	413,662	408,992
Series 2008-11, Class PO, , 03-25-2038	276,165	223,752
Series 2009-106, Class FA, 5.900% (1 Month LIBOR USD + 0.750%), 01-25-2040 (2)	544,052	543,247
Series 2010-41, Class OP, , 05-25-2040	1,510,017	1,243,942
Series 2002-26B, Class A3, 4.787%, 06-25-2041 (2)	779,620	755,655
Series 2013-9, Class HF, 5.450% (1 Month LIBOR USD + 0.300%), 07-25-2041 (2)	735,786	727,599
Series 2011-63, Class FA, 5.730% (1 Month LIBOR USD + 0.580%), 07-25-2041 (2)	326,082	319,283
Series 2011-96, Class PF, 5.650% (1 Month LIBOR USD + 0.500%), 10-25-2041 (2)	1,663,123	1,614,816
Series 2012-6, Class F, 5.650% (1 Month LIBOR USD + 0.500%), 02-25-2042 (2)	846,543	827,763
Series 2012-93, Class TF, 5.450% (1 Month LIBOR USD + 0.300%), 06-25-2042 (2)	882,179	863,479
Series 2002-W8, Class A2, 7.000%, 06-25-2042	155,323	161,185
Series 2003-W6, Class F, 5.500% (1 Month LIBOR USD + 0.350%), 09-25-2042 (2)(a)	56,228	52,380
Series 2003-W4, Class 3A, 4.710%, 10-25-2042 (1)	22,857	22,897
Series 2012-111, Class FE, 5.600% (1 Month LIBOR USD + 0.450%), 10-25-2042 (2)	1,466,647	1,424,975
Series 2012-146, Class QA, 1.000%, 01-25-2043 (a)	36,225	28,663
Series 2013-2, Class AZ, 2.000%, 02-25-2043	150,268	117,348
Series 2014-63, Class FL, 5.550% (1 Month LIBOR USD + 0.400%), 10-25-2044 (2)	1,501,049	1,455,765
Series 2014-73, Class FA, 5.500% (1 Month LIBOR USD + 0.350%), 11-25-2044 (2)	868,179	839,617
Series 2015-87, Class BF, 5.450% (1 Month LIBOR USD + 0.300%), 12-25-2045 (2)(a)	12,035	11,259
Series 2016-08, 5.600%, 03-25-2046 (1)	1,845,043	1,791,143
Series 2017-3, 0.675%, 02-25-2047 (1)	870,244	831,467
Series 2018-58, Class FA, 5.450% (1 Month LIBOR USD + 0.300%), 08-25-2048 (2)	3,097,030	2,995,431
Series 2019-08, Class FA, 5.600% (1 Month LIBOR USD + 0.450%), 03-25-2049 (2)	940,250	912,636
Series 2019-24, Class NJ, 2.500%, 05-25-2049	959,813	819,165
Series 2020-10, Class FA, 5.650% (1 Month LIBOR USD + 0.500%), 03-25-2050 (2)	305,969	297,160
Series 2020-48, Class DA, 2.000%, 07-25-2050	791,826	656,098
Series 2021-02, Class HB, 1.000%, 02-25-2051	509,580	373,984
Series 2022-66, Class CA, 4.500%, 10-25-2052	87,585	84,829
Fannie Mae STRIP
Series 328, Class 1, , 12-25-2032	906,798	762,454
5.700%, 08-01-2042 (1)	952,034	925,925
FannieMae Grantor Trust
Series 2002-T4, Class A3, 7.500%, 12-25-2041	150,389	157,279
Series 2002-T16, Class A4, 4.852%, 05-25-2042 (1)	20,990	19,983
Freddie Mac
Series 4171, Class NG, 2.000%, 06-15-2042	19,966	17,427
Freddie Mac REMICS
Series 4182, Class UC, 1.500%, 09-15-2027	7,778	7,429
Series T-41, Class 2A, 4.682%, 07-25-2032 (1)(a)	13,336	12,036
Series 4265, Class FD, 5.593% (1 Month LIBOR USD + 0.400%), 01-15-2035 (2)	31,619	31,034
Series 3202 HF, Class HF, 5.543% (1 Month LIBOR USD + 0.350%), 08-15-2036 (2)(a)	12,849	12,077
Series 3378 FA, Class FA, 5.773% (1 Month LIBOR USD + 0.580%), 06-15-2037 (2)(a)	10,050	9,474
Series T-076, Class 2A, 2.019%, 10-25-2037 (1)(a)	239,881	220,450
Series 4076, Class QB, 1.750%, 11-15-2041	123,578	115,786
Series 4119, Class UF, 5.493% (1 Month LIBOR USD + 0.300%), 12-15-2041 (2)	781,795	769,214
Series T-42, Class A5, 7.500%, 02-25-2042	144,301	145,713
Series T-57, Class 1A2, 7.000%, 07-25-2043	283,622	295,759
Series 4313, Class FM, 5.643% (1 Month LIBOR USD + 0.450%), 03-15-2044 (2)	1,906,828	1,852,372
Series 4875, Class F, 5.643% (1 Month LIBOR USD + 0.450%), 04-15-2049 (2)	2,300,843	2,219,643
Series 4882, Class F, 5.643% (1 Month LIBOR USD + 0.450%), 05-15-2049 (2)	2,684,001	2,613,713
Series 4882, Class FA, 5.643% (1 Month LIBOR USD + 0.450%), 05-15-2049 (2)	3,486,083	3,372,071
Series 4921, Class NB, 1.750%, 08-25-2049	264,996	216,452
Series 4943, Class JP, 2.500%, 09-25-2049	391,159	340,293
Series 4981, Class JF, 5.550% (1 Month LIBOR USD + 0.400%), 06-25-2050 (2)	2,956,855	2,850,711
Series 5020, Class HA, 1.000%, 08-25-2050	929,238	700,183
Series 5068, Class AB, 1.000%, 11-25-2050	465,812	346,608
Freddie Mac STRIP
Series 237 PO, Class PO, , 05-15-2036	969,761	777,227
Series 246, Class PO, , 05-15-2037	273,086	220,139
Freddie Mac Whole Loan Securities Trust
Series 2017-SC02, Class 2A, 3.500%, 05-25-2047	26,560	23,468
Government National Mortgage Association
Series 2014-21, Class DA, 2.000%, 04-16-2026	8,732	8,472
Series 2005-48, Class AF, 5.357% (1 Month LIBOR USD + 0.200%), 06-20-2035 (2)	204,396	196,625
Series 2009-52, Class FD, 6.108% (1 Month LIBOR USD + 0.950%), 07-16-2039 (2)	698,072	702,311
Series 2010-147, Class PG, 3.500%, 05-20-2040	55,171	53,238
Series 2011-75, Class PO, , 05-20-2041	248,180	198,886
Series 2017-039, Class BD, 2.500%, 06-20-2045	237,388	220,995
Series 2018-168, Class KF, 5.507% (1 Month LIBOR USD + 0.350%), 12-20-2048 (2)	3,613,458	3,511,193
Series 2019-043, Class SQ, 0.893% (1 Month LIBOR USD + 6.050%), 04-20-2049 (2)	3,002,789	145,376
Series 2019-090, Class AF, 5.557% (1 Month LIBOR USD + 0.400%), 07-20-2049 (2)	504,217	491,125
Series 2022-179, Class IO, 2.500%, 09-20-2051	1,476,941	191,217

TOTALMORTGAGE BACKED SECURITIES ― U.S. GOVERNMENT AGENCY
(Cost $70,130,322)		69,835,671

MORTGAGE SECURED NOTE ― 0.2%
KORTH DIRECT MORTGAGE
Series 2021 B, 12.500%, 01-25-2027 (3)(a)	800,000	798,000

TOTAL MORTGAGE SECURED NOTE
(Cost $800,000)		798,000

MONEY MARKET FUNDS ― 7.8%
First American Government Obligations Fund - 5.008% (b)	31,590,303	31,590,303

TOTAL MONEY MARKET FUNDS
(Cost $31,590,303)		31,590,303

U.S. TREASURY BILL ― 10.6%
0.000%, 07-20-2023	8,000,000	7,981,073
0.000%, 07-25-2023	5,000,000	4,984,757
0.000%, 08-08-2023	5,000,000	4,974,363
0.000%, 08-15-2023	7,000,000	6,956,933
0.000%, 08-17-2023	4,000,000	3,974,172
0.000%, 08-22-2023	5,000,000	4,964,161
0.000%, 08-31-2023	9,000,000	8,923,846

TOTAL U.S. TREASURY BILLS
(Cost $42,757,885)		42,759,305

TOTAL SHORT TERM INVESTMENTS
(Cost $74,348,188)		74,349,608

TOTAL INVESTMENTS ― 107.1%
(Cost $490,630,694)		433,381,738
Liabilities in Excess of Other Assets ― (7.1)%		(28,760,783)
TOTAL NET ASSETS ― 100.0%		$404,620,955

(1) Variable Rate Security. The Coupon is based on an underlying pool of loans and represents the rate in effect as of June 30, 2023.
(2) Floating Rate Security based on a reference index and spread. The rate reported is the rate in effect as of June 30, 2023.
(3) Restricted security deemed liquid. The total market value of these securities was $84,481,104 (20.88% of total net assets) as of June 30, 2023.
(4) Step-up bond. The interest rate will step up if the issuer does not redeem the bond by an expected redemption date. The interest rate shown is the rate in effect as of June 30, 2023.
(a) Value determined using unobservable inputs.
(b) The rate quoted is the annualized seven-day effective yield as of June 30, 2023.

The accompanying notes are an integral part of these financial statements.

Valuation of Investments (Unaudited)

Portfolio securities are valued using current market values or official closing prices, if available. When reliable market quotations are not readily available or a pricing service does not provide a valuation (or provides a valuation that in the judgment of the Adviser does not represent the security’s fair value) or when, in the judgment of the Adviser, events have rendered the market value unreliable, a security is fair valued in good faith by the Adviser under procedures approved by the Board. Valuing securities at fair value is intended to ensure that the Fund is accurately priced and involves reliance on judgment. There can be no assurance that the Fund will obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Fund determines its NAV per share.

The Regan Total Return Income Fund (“The Fund”) follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). The inputs or methodology used in determining the value of the Fund’s investments are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad categories as defined below:

Level 1 - Quoted prices in active markets for identical securities.  An active market for a security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis.  A quoted price in an active market provides the most reliable evidence of fair value.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 - Significant unobservable inputs, including the Fund’s own assumptions in determining fair value of investments.

Equity Securities that are traded on a national securities exchange are stated at the last reported sales price on the day of valuation.  To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as
Level 1 of the fair value hierarchy.

Short-term investments classified as money market instruments are valued at NAV. These investments are categorized as Level 1 of the fair value hierarchy.

Debt securities, including corporate, convertible, U.S. government agencies, U.S. treasury obligations, and sovereign issues, are normally valued by pricing service providers that use broker dealer quotations or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risk/spreads and default rates. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Mortgage- and asset-backed securities are securities issued as separate tranches, or classes, of securities within each deal. These securities are normally valued by independent pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, estimated cash flows and market-based yield spreads for each tranche, current market data and incorporate deal collateral performance, as available.

U.S. Government securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations.

U.S. Government agency securities are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Agency issued debt securities are generally valued in a manner similar to U.S. Government securities.  Mortgage pass-throughs include to-be announced (“TBAs”) securities and mortgage pass-through certificates. TBA securities and mortgage pass-throughs are generally valued using dealer quotations.

The independent pricing service does not distinguish between smaller-sized bond positions, known as “odd lots”, and larger institutional-sized bond positions, known as “round lots”. The Adviser reviews pricing from the independent pricing service relative to odd lot acquisitions. If the vendor price is more than 3% greater than the acquisition price of the odd lot, cost is initially used to value the position. The Adviser monitors market levels and the vendor pricing daily, and will employ the vendor’s price when the Adviser believes it represents fair value, or if additional purchases of a security result in a round lot position. The Adviser also monitors current market levels for odd lot positions and updates fair valuations if material differences are observed.

Generally, the Fund’s investments are valued at market value or, in the absence of a market value, at fair value as determined in good faith by the Fund’s Adviser with oversight by the Valuation Designee pursuant to procedures approved by or under the direction of the Board. Pursuant to those procedures, the Adviser considers, among other things: (1) the last sales price on the securities exchange, if any, on which a security is primarily traded; (2) the mean between the bid and asked prices; (3) price quotations from an approved pricing service; and (4) other factors as necessary to determine a fair value under certain circumstances.

Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either level 2 or level 3 of the fair value hierarchy.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the fair values of the Fund’s consolidated investments in each category investment type as June 30, 2023:

Regan Total Return Income Fund

Description	Level 1	Level 2	Level 3	Total
Assets
Asset Backed Securities	$-	$88,518,678	$395,053	$88,913,731
Mortgage Backed Securities – Agency	-	69,489,332	$346,339	$69,835,671
Mortgage Backed Securities – Non-Agency	-	192,258,196	$7,226,532	$199,484,728
Mortgage Secured Note	-	-	$798,000	$798,000
Short Term Investments	31,590,303	42,759,305	$-	$74,349,608
Total	$31,590,303	$393,025,511	$8,765,924	$433,381,738

Please refer to the Schedule of Investments for further classification.

The independent pricing service does not distinguish between smaller-sized bond positions, known as “odd lots”, and larger institutional-sized bond positions, known as “round lots”. The Adviser reviews pricing from the independent pricing service relative to odd lot acquisitions. If the vendor price is more than 3% greater than the acquisition price of the odd lot, cost is initially used to value the position. The Adviser monitors market levels and the vendor pricing daily, and will employ the vendor’s price when the Adviser believes it represents fair value, or if additional purchases of a security result in a round lot position. The Adviser also monitors current market levels for odd lot positions and updates fair valuations if material differences are observed.

Odd lot securities valued at cost are classified as level 2 when acquired within 30 days of the reporting date; odd lot positions acquired more than 30 days prior to the reporting date and valued at cost are classified as level 3.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Asset Backed Securities	Mortgage Backed Securities – Agency	Mortgage Backed Securities – Non-Agency	Mortgage Secured Note
Balance at March 31, 2023	$480,506	$345,065	$7,802,814	$792,000
Purchased	46,615	15,086	1,498,162	-
Accrued Discounts/Premiums	7,111	1,454	467,984	-
Sale/Paydown Proceeds	(91,230)	(15,702)	(671,282)	-
Realized Gain (Loss)	5,705	1,121	78,165	-
Change in Unrealized Appreciation (Depreciation)	(6,776)	(685)	(603,495)	6,000
Corporate Actions	-	-	(140)	-
Transfers from Level 3(1)	(46,878)	-	(1,345,676)	-
Balance at June 30, 2023	$395,053	$346,339	$7,226,532	$798,000

(1)
Transfers from Level 3 to Level 2 relate to securities that began the period valued at cost, but became valued by a third party pricing service during the period.  The Adviser believes that the value from the pricing service represents the fair value of each security for which the transfer occurred.

The change in unrealized appreciation/(depreciation) for Level 3 securities still held at June 30, 2023 was $(604,956).

The following is a summary of quantitative information about level 3 valued measurements:

Regan Total Return Income Fund

	Value at June 30, 2023	Valuation Technique(s)

Asset Backed Securities	$395,053	Acquisition Cost
Mortgage Backed Securities – Agency	$346,339	Acquisition Cost
Mortgage Backed Securities – Non-Agency	$7,226,532	Acquisition Cost
Mortgage Secured Note	$798,000	Broker Quotation

The Fund invests in distressed debt securities, which are securities that are priced below $50. In accordance with GAAP, the ultimate realizable value and potential for early retirement of securities is considered when determining the yield. If current values of debt securities decline significantly from the issue price, computed yields may be higher than rates expected to be ultimately realized. To avoid unsound yield information being presented in the Fund’s financial statements, consideration is given to capping yields of individual securities at a reasonable level. The Fund’s Adviser performs a periodic assessment of the yields for these distressed securities and adjustments are made to the income and cost of these securities on the Fund’s financial statements.